UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ		08534
(Address of principal executive offices)		(Zip code)

Barry G. Skolnick 1700 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant's telephone number, including area code:	609-274-5390

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust—

Roszel/Lord Abbett Large Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 5.7%
Internet & Catalog Retail — 1.5%
IAC/InterActiveCorp. *	3,322	$125,272

Media — 4.2%
Comcast Corp. (Class A Non-Voting) *	5,930	151,037
News Corp. (Class B)	3,636	88,973
Time Warner, Inc.	5,101	100,592
		340,602
Total Consumer Discretionary		465,874

Consumer Staples — 21.3%
Beverages — 4.3%
Coca-Cola Co. (The)	1,862	89,376
Coca-Cola Enterprises, Inc.	2,849	57,692
Diageo plc, ADR	1,069	86,536
PepsiCo, Inc.	1,795	114,090
		347,694
Food & Staples Retailing — 6.4%
CVS/Caremark Corp.	5,090	173,773
Kroger Co. (The)	7,854	221,876
Wal-Mart Stores, Inc.	2,711	127,281
		522,930
Food Products — 4.1%
Campbell Soup Co.	3,520	137,104
Kraft Foods, Inc.	6,355	201,199
		338,303
Household Products — 6.5%
Clorox Co.	1,297	82,606
Kimberly-Clark Corp.	1,240	84,928
Procter & Gamble Co.	5,791	365,759
		533,293
Total Consumer Staples		1,742,220

Energy — 9.9%
Energy Equipment & Services — 2.5%
Schlumberger Ltd.	2,896	200,114

Oil, Gas & Consumable Fuels — 7.4%
Devon Energy Corp.	653	45,201
El Paso Corp.	5,311	76,850
Exxon Mobil Corp.	6,445	486,275
		608,326
Total Energy		808,440

Financials — 17.7%
Capital Markets — 3.0%
Bank of New York Co., Inc. (The)	6,053	245,449

Commercial Banks — 1.7%
Marshall & Ilsley Corp.	1,705	78,959
SunTrust Banks, Inc.	725	60,204
		139,163
Diversified Financial Services — 7.4%
Bank of America Corp.	1,897	96,785
Citigroup, Inc.	7,231	371,240
JPMorgan Chase & Co.	2,827	136,770
		604,795
Insurance — 2.7%
American International Group, Inc.	3,207	215,574

Thrifts & Mortgage Finance — 2.9%
Federal Home Loan Mortgage Corp.	1,787	106,309
Federal National Mortgage Assn.	2,437	133,011
		239,320
Total Financials		1,444,301

Health Care — 13.0%
Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	2,386	125,671
Boston Scientific Corp. *	8,032	116,785
		242,456
Pharmaceuticals — 10.0%
Abbott Laboratories	1,510	84,258
Bristol-Myers Squibb Co.	3,224	89,498
Novartis AG, ADR	3,723	203,387
Sanofi-Aventis, ADR	2,545	110,733
Teva Pharmaceutical Industries Ltd., ADR	3,331	124,679
Wyeth	4,151	207,675
		820,230
Total Health Care		1,062,686

Industrials — 10.1%
Aerospace & Defense — 2.2%
General Dynamics Corp.	950	72,580
Raytheon Co.	2,063	108,225
		180,805
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	2,423	83,375

Electrical Equipment — 1.7%
Emerson Electric Co.	3,158	136,078

Industrial Conglomerates — 4.0%
General Electric Co.	9,338	330,192

Machinery — 1.2%
Eaton Corp.	1,155	96,512
Total Industrials		826,962

Information Technology — 3.8%
Computers & Peripherals — 2.4%
Hewlett-Packard Co.	2,569	103,120
Sun Microsystems, Inc. *	16,338	98,191
		201,311
IT Services — 1.4%
Automatic Data Processing, Inc.	2,335	113,014
Total Information Technology		314,325

Materials — 6.9%
Chemicals — 1.7%
Monsanto Co.	950	52,212
Praxair, Inc.	1,348	84,870
		137,082
Metals & Mining — 3.8%
Barrick Gold Corp.	4,496	128,361
Freeport-McMoRan Copper & Gold, Inc.	1,324	87,636
Newmont Mining Corp.	2,261	94,939
		310,936
Paper & Forest Products — 1.4%
International Paper Co.	3,289	119,719
Total Materials		567,737

Telecommunication Services — 6.0%
Diversified Telecommunication Services — 6.0%
AT&T, Inc.	9,059	357,197
Verizon Communications, Inc.	3,585	135,943
Total Telecommunication Services		493,140

Utilities — 5.3%
Electric Utilities — 2.6%
PPL Corp.	1,836	75,092
Progress Energy, Inc.	1,427	71,978
Southern Co. (The)	1,829	67,033
		214,103
Multi-Utilities — 2.7%
Ameren Corp.	1,482	74,545
PG&E Corp.	3,004	145,003
		219,548
Total Utilities		433,651

Total Common Stocks (Cost—$6,871,629)		8,159,336

	Principal Amount
Short-Term Securities — 0.5%
Repurchase Agreement ** — 0.5%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $44,144 (Cost—$44,125)	$44,125	44,125

Total Investments — 100.2% (Cost $6,915,754)		8,203,461
Other Liabilities in Excess of Assets — (0.2)%		(18,261)
Net Assets 100.0%		$8,185,200

*            Non-income producing security.

**     The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.2%
Consumer Discretionary — 9.3%
Automobiles — 2.1%
Harley-Davidson, Inc.	900	$52,875

Diversified Consumer Services — 1.2%
H&R Block, Inc.	1,370	28,825

Media — 6.0%
Comcast Corp. (Class A Non-Voting) *	3,810	97,041
News Corp. (Class A)	2,260	52,251
		149,292
Total Consumer Discretionary		230,992

Consumer Staples — 16.4%
Beverages — 1.7%
Diageo plc, ADR	520	42,094

Food & Staples Retailing — 8.1%
Costco Wholesale Corp.	1,990	107,141
CVS/Caremark Corp.	1,186	40,480
Wal-Mart Stores, Inc.	1,180	55,401
		203,022
Household Products — 1.3%
Procter & Gamble Co.	510	32,212

Tobacco — 5.3%
Altria Group, Inc.	1,510	132,593
Total Consumer Staples		409,921

Energy — 13.3%
Energy Equipment & Services — 1.0%
Transocean, Inc.*	300	24,510

Oil, Gas & Consumable Fuels — 12.3%
ConocoPhillips	1,900	129,865
Devon Energy Corp.	890	61,606
EOG Resources, Inc.	770	54,932
Occidental Petroleum Corp.	1,220	60,158
		306,561
Total Energy		331,071

Financials — 42.0%
Capital Markets — 2.4%
Ameriprise Financial, Inc.	590	33,713
Mellon Financial Corp.	630	27,178
		60,891
Commercial Banks — 8.8%
HSBC Holdings plc, ADR	897	78,766
Wachovia Corp.	1,213	66,776
Wells Fargo & Co.	2,150	74,024
		219,566
Consumer Finance — 5.2%
American Express Co.	2,300	129,720

Diversified Financial Services — 8.8%
Citigroup, Inc.	1,230	63,148
JPMorgan Chase & Co.	2,510	121,434
Moody’s Corp.	560	34,753
		219,335
Insurance — 16.8%
American International Group, Inc.	1,850	124,357
Aon Corp.	560	21,258
Berkshire Hathaway, Inc., (Class B)*	32	116,480
Loews Corp.	1,550	70,417
Progressive Corp. (The)	2,620	57,168
Transatlantic Holdings, Inc.	460	29,955
		419,635
Total Financials		1,049,147

See Notes to Schedule of Investments.

Health Care — 2.4%
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	400	29,180
UnitedHealth Group, Inc.	600	31,782
Total Health Care		60,962

Industrials — 5.2%
Industrial Conglomerates — 5.2%
Tyco International Ltd.	4,120	129,986

Information Technology — 4.8%
Computers & Peripherals — 0.9%
Dell, Inc. *	940	21,817

IT Services — 1.3%
Iron Mountain, Inc. *	1,285	33,577

Software — 2.6%
Microsoft Corp.	2,280	63,544
Total Information Technology		118,938

Materials — 3.5%
Construction Materials — 1.0%
Vulcan Materials Co.	220	25,626

Containers & Packaging — 2.5%
Sealed Air Corp.	1,940	61,304
Total Materials		86,930

Telecommunication Services — 1.3%
Wireless Telecommunication Services — 1.3%
Sprint Nextel Corp.	1,740	32,990

Total Common Stocks
(Cost—$2,234,962)		2,450,937

	Principal Amount
Short-Term Securities — 1.5%
Repurchase Agreement ** — 1.5%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $36,295 (Cost—$36,280)	$36,280	36,280
Total Investments — 99.7%
(Cost $2,271,242)		2,487,217
Other Assets Less Liabilities — 0.3%		7,412
Net Assets 100.0%		$2,494,629

*     Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Relative Value Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 5.2%
Media — 2.7%
CBS Corp. (Class B)	9,900	$302,841
Specialty Retail — 1.1%
Limited Brands, Inc.	4,700	122,482
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc. *	5,425	159,441
Total Consumer Discretionary		584,764

Consumer Staples — 8.6%
Food & Staples Retailing — 4.0%
Wal-Mart Stores, Inc.	9,600	450,720
Food Products — 2.6%
Sara Lee Corp.	16,900	285,948
Household Products — 2.0%
Kimberly-Clark Corp.	3,300	226,017
Total Consumer Staples		962,685

Energy — 6.4%
Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	3,100	229,276
ConocoPhillips	1,910	130,548
Exxon Mobil Corp.	4,600	347,070
Total Energy		706,894

Financials — 28.3%
Capital Markets — 1.3%
Lehman Brothers Holdings, Inc.	2,100	147,147

Commercial Banks — 6.7%
US Bancorp	9,200	321,724
Wachovia Corp.	7,700	423,885
		745,609
Diversified Financial Services — 6.9%
Bank of America Corp.	7,400	377,548
Citigroup, Inc.	7,600	390,184
		767,732
Insurance — 6.6%
American International Group, Inc.	6,400	430,208
Hartford Financial Services Group, Inc.	3,200	305,856
		736,064

Thrifts & Mortgage Finance — 6.8%
Countrywide Financial Corp.	6,700	225,388
Federal National Mortgage Assn.	7,300	398,434
Washington Mutual, Inc.	3,330	134,465
		758,287
Total Financials		3,154,839

Health Care — 14.1%
Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.	9,400	495,098
Pharmaceuticals — 9.6%
Abbott Laboratories	8,300	463,140
Bristol-Myers Squibb Co.	15,500	430,280
Merck & Co., Inc.	4,000	176,680
		1,070,100
Total Health Care		1,565,198

Industrials — 9.6%
Aerospace & Defense — 3.2%
Honeywell International, Inc.	7,700	354,662
Industrial Conglomerates — 3.8%
General Electric Co.	11,900	420,784
Machinery — 2.6%
Ingersoll-Rand Co. Ltd. (Class A)	6,600	286,242
Total Industrials		1,061,688

Information Technology — 14.3%
Communications Equipment — 7.0%
Cisco Systems, Inc. *	14,800	377,844
Motorola, Inc.	22,500	397,575
		775,419
Office Electronics — 3.6%
Xerox Corp. *	23,800	401,982

Semiconductors & Semiconductor Equipment — 3.7%
Intel Corp.	21,600	413,208
Total Information Technology		1,590,609

Materials — 3.2%
Chemicals — 2.2%
E.l. Du Pont de Nemours & Co.	4,900	242,207
Metals & Mining — 1.0%
Alcoa, Inc.	3,300	111,870
Total Materials		354,077

Telecommunication Services — 6.8%
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	9,200	348,864

Wireless Telecommunication Services — 3.6%
Sprint Nextel Corp.	21,300	403,848
Total Telecommunication Services		752,712

Utilities — 2.2%
Electric Utilities — 2.2%
FPL Group, Inc.	4,076	249,329
Total Common Stocks
(Cost—$9,000,875)		10,982,795

	Principal Amount
Short-Term Securities — 1.6%
Repurchase Agreement ** — 1.6%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07,
due 04/02/07, total to be
received $181,904
(Cost—$181,827)	$181,827	181,827
Total Investments 100.3%
(Cost $9,182,702)		11,164,622
Other Liabilities in Excess of Assets — (0.3)%		(34,983)
Net Assets 100.0%		$11,129,639

*   Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.0%
Consumer Discretionary — 9.5%
Hotels, Restaurants & Leisure — 2.2%
Hilton Hotels Corp.	445	$16,002
McDonald’s Corp.	327	14,731
		30,733
Media — 3.8%
McGraw-Hill Cos., Inc. (The)	414	26,032
News Corp. (Class A)	891	20,600
Viacom, Inc. (Class B) *	180	7,400
		54,032
Multiline Retail — 1.6%
Target Corp.	370	21,926

Specialty Retail — 1.9%
Home Depot, Inc.	538	19,766
Lowe’s Cos., Inc.	205	6,456
		26,222
Total Consumer Discretionary		132,913

Consumer Staples — 23.2%
Beverages — 6.7%
Anheuser-Busch Cos., Inc.	269	13,574
Coca-Cola Co. (The)	908	43,584
PepsiCo, Inc.	580	36,865
		94,023
Food & Staples Retailing — 5.5%
Sysco Corp.	395	13,363
Wal-Mart Stores, Inc.	571	26,809
Walgreen Co.	615	28,222
Whole Foods Market, Inc.	200	8,970
		77,364
Food Products — 2.3%
Nestle SA, ADR (Registered)	332	32,254

Household Products — 2.6%
Procter & Gamble Co.	577	36,443

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The)	365	17,830

Tobacco — 4.9%
Altria Group, Inc.	783	68,755
Total Consumer Staples		326,669

Energy — 19.2%
Energy Equipment & Services — 1.7%
Halliburton Co.	415	13,172
Transocean, Inc.*	130	10,621
		23,793
Oil, Gas & Consumable Fuels — 17.5%
BP plc, ADR	287	18,583
Chevron Corp.	544	40,234
ConocoPhillips	584	39,916
Exxon Mobil Corp.	1,017	76,733
Hess Corp.	205	11,371
Occidental Petroleum Corp.	260	12,821
Peabody Energy Corp.	180	7,243
Royal Dutch Shell plc, ADR	215	14,255
Total SA, ADR	350	24,423
		245,579
Total Energy		269,372

Financials — 14.8%
Capital Markets — 2.2%
Ameriprise Financial, Inc.	195	11,142
Morgan Stanley	255	20,084
		31,226

Commercial Banks — 1.7%
HSBC Holdings plc, ADR	275	24,148

Consumer Finance — 2.7%
American Express Co.	406	22,898
Capital One Financial Corp.	195	14,715
		37,613
Diversified Financial Services — 7.3%
Bank of America Corp.	527	26,887
Citigroup, Inc.	1,074	55,139
JPMorgan Chase & Co.	412	19,933
		101,959
Insurance — 0.9%
American International Group, Inc.	191	12,839
Total Financials		207,785

Health Care — 10.0%
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	270	14,302

Pharmaceuticals — 9.0%
Abbott Laboratories	568	31,694
Eli Lilly & Co.	273	14,663
Johnson & Johnson	673	40,555
Merck & Co., Inc.	328	14,488
Pfizer, Inc.	1,010	25,513
		126,913
Total Health Care		141,215

Industrials — 11.2%
Aerospace & Defense — 1.5%
United Technologies Corp.	330	21,450

Air Freight & Logistics — 1.3%
United Parcel Service, Inc. (Class B)	266	18,646

Construction & Engineering — 0.7%
Fluor Corp.	110	9,869

Electrical Equipment — 1.5%
Emerson Electric Co.	478	20,597

Industrial Conglomerates — 5.1%
General Electric Co.	2,027	71,675

Machinery — 1.1%
Caterpillar, Inc.	230	15,417
Total Industrials		157,654

Information Technology — 8.6%
Communications Equipment — 0.5%
Qualcomm, Inc.	170	7,252

Internet Software & Services — 0.9%
Yahoo!, Inc. *	390	12,203

IT Services — 1.5%
Automatic Data Processing, Inc.	450	21,780

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	1,305	24,965
Microchip Technology, Inc.	220	7,816
Texas Instruments, Inc.	170	5,117
		37,898
Software — 3.0%
Microsoft Corp.	1,505	41,945
Total Information Technology		121,078

Materials — 1.1%
Chemicals — 1.1%
Praxair, Inc.	235	14,796

Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
Sprint Nextel Corp.	310	5,878

Total Common Stocks (Cost—$1,252,433)		1,377,360

	Principal Amount
Short-Term Securities — 2.4%
Repurchase Agreement ** — 2.4%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $33,772 (Cost—$33,758)	$33,758	33,758
Total Investments — 100.4% (Cost $1,286,191)		1,411,118
Other Liabilities in Excess of Assets — (0.4)%		(5,205)
Net Assets 100.0%		1,405,913

*        Non-income producing security.

**     The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 13.9%
Auto Components — 1.1%
Johnson Controls, Inc.	151	$14,288
Automobiles — 1.8%
Toyota Motor Corp., ADR	180	23,069
Divesified Consumer Services — 1.4%
Apollo Group, Inc. (Class A) *	409	17,955
Hotels, Restaurants & Leisure — 2.7%
Wynn Resorts Ltd.	210	19,921
Yum! Brands, Inc.	240	13,862
		33,783
Media — 4.6%
News Corp. (Class A)	1,110	25,663
Time Warner, Inc.	870	17,156
XM Satellite Radio Holdings, Inc. (Class A) *	1,267	16,370
		59,189
Multiline Retail — 1.2%
Kohl’s Corp. *	200	15,322
Textiles, Apparel & Luxury Goods — 1.1%
Nike, Inc. (Class B)	135	14,345
Total Consumer Discretionary		177,951

Consumer Staples — 9.9%
Food & Staples Retailing — 4.6%
Safeway, Inc.	835	30,594
Wal-Mart Stores, Inc.	620	29,109
		59,703
Food Products — 1.0%
Kellogg Co.	255	13,115
Household Products — 2.6%
Procter & Gamble Co.	518	32,717
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The)	450	21,982
Total Consumer Staples		127,517

Energy — 1.3%
Energy Equipment & Services — 1.3%
Schlumberger Ltd.	245	16,929
Financials — 15.4%
Capital Markets — 6.7%
Charles Schwab Corp. (The)	1,543	28,222
Goldman Sachs Group, Inc. (The)	105	21,696
Northern Trust Corp.	295	17,741
TD Ameritrade Holding Corp.*	1,242	18,481
		86,140
Diversified Financial Services — 6.8%
Chicago Mercantile Exchange Holdings, Inc., Class A	60	31,948
JPMorgan Chase & Co.	750	36,285
NYSE Group, Inc. *	200	18,750
		86,983
Insurance — 1.9%
American International Group, Inc.	360	24,199
Total Financials		197,322

Health Care — 17.3%
Biotechnology — 4.7%
Genentech, Inc. *	375	30,795
Gilead Sciences, Inc. *	385	29,453
		60,248
Health Care Providers & Services — 1.6%
McKesson Corp.	350	20,489

Life Sciences Tools & Services — 3.3%
Applera Corp. — Applied Biosystems Group	832	24,602
Thermo Fisher Scientific Inc.*	385	17,999
		42,601
Pharmaceuticals — 7.7%
Abbott Laboratories	450	25,110
Merck & Co., Inc.	880	38,869
Wyeth	690	34,521
		98,500
Total Health Care		221,838

Industrials — 5.5%
Airlines — 1.0%
AMR Corp. *	405	12,333
Electrical Equipment — 1.7%
ABB Ltd., ADR	1,290	22,162
Industrial Conglomerates — 2.8%
General Electric Co.	1,020	36,067
Total Industrials		70,562

Information Technology — 28.4%
Communications Equipment — 9.3%
JDS Uniphase Corp.	1,982	30,186
Juniper Networks, Inc. *	2,063	40,600
Qualcomm, Inc.	1,125	47,992
		118,778
Computers & Peripherals — 5.0%
Apple, Inc. *	205	19,047
Network Appliance, Inc. *	715	26,112
Sun Microsystems, Inc. *	3,220	19,352
		64,511
Internet Software & Services — 3.3%
eBay, Inc. *	703	23,304
Google, Inc. (Class A) *	43	19,701
		43,005
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. *	1,367	17,853
Broadcom Corp. (Class A) *	581	18,632
Kla-Tencor Corp.	399	21,275
Lam Research Corp. *	450	21,303
		79,063
Software — 4.6%
Adobe Systems, Inc. *	371	15,471
NAVTEQ Corp. *	710	24,495
Salesforce.com, Inc. *	445	19,055
		59,021
Total Information Technology		364,378

Materials — 2.3%
Chemicals — 1.3%
Monsanto Co.	305	16,763
Containers & Packaging — 1.0%
Pactiv Corp. *	390	13,158
Total Materials		29,921

Telecommunication Services — 3.4%
Diversified Telecommunication Services — 3.4%
Level 3 Communications, Inc.*	4,920	30,012
Verizon Communications, Inc.	355	13,462
Total Telecommunication Services		43,474

Utilities — 1.4%
Independent Power Producers & Energy Traders
AES Corp. (The) *	850	18,292
Total Common Stocks
(Cost—$1,183,758)		1,268,184

	Principal Amount
Short-Term Securities — 1.4%
Repurchase Agreement ** — 1.4%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $18,101 (Cost—$18,093)	$18,093	18,093
Total Investments — 100.2%
(Cost $1,201,851)		1,286,277
Other Liabilities in Excess of Assets — (0.2)%		(3,312)
Net Assets 100.0%		1,282,965

*      Non-income producing security.

**   The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Loomis Sayles Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)
(in U.S. dollars)

	Shares	Value
Common Stocks — 110.4%
Consumer Discretionary — 17.0%
Hotels, Restaurants & Leisure — 1.9%
Las Vegas Sands Corp. *	174	$15,070

Media — 7.9%
Comcast Corp. (Class A) *	729	18,917
McGraw-Hill Cos., Inc. (The)	259	16,286
News Corp. (Class A)	615	14,219
Walt Disney Co. (The)	390	13,428
		62,850
Multiline Retail — 2.7%
Kohl’s Corp. *	125	9,576
Nordstrom, Inc.	225	11,912
		21,488
Specialty Retail — 0.9%
Best Buy Co., Inc.	149	7,259

Textiles, Apparel & Luxury Goods — 3.6%
Coach, Inc. *	363	18,168
Polo Ralph Lauren Corp.	122	10,755
		28,923
Total Consumer Discretionary		135,590

Consumer Staples — 4.6%
Beverages — 1.6%
PepsiCo, Inc.	195	12,394

Food & Staples Retailing — 3.0%
CVS/Caremark Corp.	701	23,932
Total Consumer Staples		36,326

Energy — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
XTO Energy, Inc.	300	16,443

Financials — 18.2%
Capital Markets — 9.0%
Goldman Sachs Group, Inc. (The)	134	27,688
Morgan Stanley	263	20,714
Nuveen Investments, Inc., (Class A)	256	12,109
T. Rowe Price Group, Inc.	233	10,995
		71,506
Diversified Financial Services — 4.7%
Chicago Mercantile Exchange Holdings, Inc. (Class A)	31	16,506
IntercontinentalExchange Inc. *	103	12,588
NYSE Group, Inc.*	90	8,437
		37,531
Insurance — 1.6%
American International Group, Inc.	184	12,369

Real Estate — 2.9%
CB Richard Ellis Services, Inc. (Class A) *	678	23,174
Total Financials		144,580

Health Care — 15.4%
Biotechnology — 6.2%
Celgene Corp. *	254	13,325
Genentech, Inc. *	194	15,931
Gilead Sciences, Inc. *	256	19,584
		48,840
Health Care Equipment & Supplies — 4.7%
Baxter International, Inc.	228	12,009
St. Jude Medical, Inc. *	225	8,462
Stryker Corp.	259	17,177
		37,648
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.*	269	12,576

Pharmaceuticals — 2.9%
Abbott Laboratories	418	23,324
Total Health Care		122,388

Industrials — 5.9%
Aerospace & Defense — 4.7%
Boeing Co.	150	13,337
Precision Castparts Corp.	230	23,931
		37,268
Commercial Services & Supplies — 1.2%
Monster Worldwide, Inc. *	202	9,569
Total Industrials		46,837

Information Technology — 42.0%
Communications Equipment — 8.9%
Cisco Systems, Inc. *	1,364	34,823
Corning, Inc. *	574	13,053
Qualcomm, Inc.	532	22,695
		70,571
Computers & Peripherals — 11.4%
Apple, Inc. *	364	33,819
EMC Corp.*	791	10,955
International Business Machines Corp.	268	25,262
Network Appliance, Inc. *	557	20,342
		90,378
Internet Software & Services — 9.2%
Akamai Technologies, Inc. *	282	14,077
eBay, Inc. *	381	12,630
Google, Inc. (Class A) *	78	35,737
Yahoo!, Inc. *	352	11,014
		73,458
IT Services — 5.1%
Alliance Data Systems Corp. *	183	11,276
Cognizant Technology Solutions Corp., (Class A) *	195	17,213
Mastercard, Inc.	113	12,005
		40,494
Semiconductors & Semiconductor Equipment — 1.9%
MEMC Electronic Materials, Inc. *	251	15,206

Software — 5.5%
Adobe Systems, Inc. *	359	14,970
Microsoft Corp.	619	17,251
Oracle Corp. *	644	11,676
		43,897
Total Information Technology		334,004

Materials — 5.2%
Chemicals — 1.2%
Monsanto Co.	174	9,563

Metals & Mining — 4.0%
Allegheny Technologies, Inc.	129	13,763
Freeport-McMoRan Copper & Gold, Inc.	271	17,938
		31,701
Total Materials		41,264

Total Common Stocks (Cost—$816,243)		877,432

Total Investments — 110.4% (Cost $816,243)		877,432
Other Liabilities in Excess of Assets — (10.4)%		(82,566)
Net Assets 100.0%		$794,866

*                 Non-income producing security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—

Roszel/Rittenhouse Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.1%
Consumer Discretionary — 15.7%
Media — 4.1%
McGraw-Hill Cos., Inc. (The)	2,500	$157,200
Walt Disney Co. (The)	4,300	148,049
		305,249
Multiline Retail — 1.6%
Target Corp.	1,950	115,557
Specialty Retail — 7.7%
Bed Bath & Beyond, Inc. *	3,650	146,621
Chico’s FAS, Inc. *	4,300	105,049
Lowe’s Cos., Inc.	5,950	187,365
Staples, Inc.	4,950	127,908
		566,943
Textiles, Apparel & Luxury Goods — 2.3%
Nike, Inc. (Class B)	1,600	170,016
Total Consumer Discretionary		1,157,765

Consumer Staples — 8.6%
Beverages — 2.1%
PepsiCo, Inc.	2,400	152,544

Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	2,800	150,752
Wal-Mart Stores, Inc.	3,900	183,105
		333,857
Household Products — 2.0%
Procter & Gamble Co.	2,400	151,584
Total Consumer Staples		637,985
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Total SA, ADR	2,650	184,917
XTO Energy, Inc.	2,650	145,246
		330,163
Financials — 12.9%
Capital Markets — 3.5%
Bank of New York Co., Inc. (The)	3,250	131,788
State Street Corp.	2,000	129,500
		261,288
Commercial Banks — 3.8%
Wells Fargo & Co.	4,275	147,188
Zions Bancorporation	1,550	131,006
		278,194
Consumer Finance — 1.5%
SLM Corp.	2,700	110,430

Insurance — 4.1%
American International Group, Inc.	2,500	168,050
Aon Corp.	3,600	136,656
		304,706
Total Financials		954,618
Health Care — 17.5%
Biotechnology — 4.2%
Amgen, Inc. *	2,600	145,288
Gilead Sciences, Inc. *	2,150	164,475
		309,763
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	3,700	194,879
Medtronic, Inc.	3,200	156,992
		351,871
Health Care Providers & Services — 3.9%
DaVita, Inc.*	1,900	101,308
UnitedHealth Group, Inc.	3,550	188,043
		289,351

Pharmaceuticals — 4.6%
Abbott Laboratories	3,600	200,880
Novartis AG, ADR	2,600	142,038
		342,918
Total Health Care		1,293,903
Industrials — 12.0%
Aerospace & Defense — 1.4%
United Technologies Corp.	1,600	104,000
Air Freight & Logistics — 1.9%
United Parcel Service, Inc. (Class B)	2,000	140,200

Commercial Services & Supplies — 1.5%
Cintas Corp.	3,100	111,910
Electrical Equipment — 3.0%
Emerson Electric Co.	3,100	133,579
Rockwell Automation, Inc.	1,400	83,818
		217,397
Industrial Conglomerates — 4.2%
General Electric Co.	8,800	311,168
Total Industrials		884,675
Information Technology — 24.9%
Communications Equipment — 7.8%
Cisco Systems, Inc. *	10,725	273,809
Nokia OYJ, ADR *	5,300	121,476
Qualcomm, Inc.	4,200	179,172
		574,457
Computers & Peripherals — 3.8%
Dell, Inc. *	6,150	142,742
EMC Corp.*	9,900	137,115
		279,857
IT Services — 2.1%
First Data Corp.	5,900	158,710
Semiconductors & Semiconductor Equipment — 5.0%
Intel Corp.	10,350	197,996
Texas Instruments, Inc.	5,600	168,560
		366,556
Software — 6.2%
Electronic Arts, Inc. *	2,700	135,972
Microsoft Corp.	11,550	321,898
		457,870
Total Information Technology		1,837,450

Total Common Stocks (Cost—$6,576,894)		7,096,559

	Principal Amount
Short-Term Securities — 4.1%
Repurchase Agreement ** — 4.1%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $298,126 (Cost—$298,000)	$298,000	298,000
Total Investments — 100.2% (Cost $6,874,894)		7,394,559
Other Liabilities in Excess of Assets — (0.2)%		(11,347)
Net Assets 100.0%		7,383,212

*            Non-income producing security.

**     The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—Roszel/Marsico Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.9%
Consumer Discretionary — 22.2%
Automobiles — 3.0%
Toyota Motor Corp., ADR	7,803	$1,000,032
Hotels, Restaurants & Leisure — 9.7%
Las Vegas Sands Corp.*	11,578	1,002,771
MGM Mirage *	14,427	1,002,965
Starbucks Corp. *	15,947	500,098
Station Casinos, Inc.	409	35,407
Wynn Resorts Ltd.	477	45,248
Yum! Brands, Inc.	11,563	667,879
		3,254,368
Media — 3.0%
Comcast Corp. (Class A) *	38,835	1,007,768
Multiline Retail — 6.0%
Federated Department Stores, Inc.	22,183	999,344
Target Corp.	16,879	1,000,250
		1,999,594
Specialty Retail — 0.5%
Lowe’s Cos., Inc.	5,243	165,102
Total Consumer Discretionary		7,426,864

Consumer Staples — 7.3%
Beverages — 1.4%
Heineken NV, ADR	17,748	464,111
Food Products — 2.9%
Archer-Daniels-Midland Co.	27,100	994,570

Household Products — 3.0%
Procter & Gamble Co.	15,876	1,002,728
Total Consumer Staples		2,461,409

Energy — 3.0%
Energy Equipment & Services — 3.0%
Schlumberger Ltd.	14,422	996,560

Financials — 12.1%
Capital Markets — 6.0%
Goldman Sachs Group, Inc. (The)	4,880	1,008,354
Lehman Brothers Holdings, Inc.	9,522	667,207
UBS AG (Registered)	5,615	333,700
		2,009,261
Commercial Banks — 2.0%
Wells Fargo & Co.	19,431	669,009
Diversified Financial Services — 2.5%
Citigroup, Inc.	16,321	837,920
Real Estate Management & Development — 1.6%
CB Richard Ellis Group, Inc. (Class A) *	14,623	499,814
St Joe Co. (The)	583	30,497
		530,311
Total Financials		4,046,501
Health Care — 9.2%
Biotechnology — 4.2%
Amylin Pharmaceuticals, Inc.*	8,878	331,682
Genentech, Inc. *	12,152	997,922
Genzyme Corp. *	1,090	65,422
		1,395,026
Health Care Providers & Services — 5.0%
UnitedHealth Group, Inc.	31,630	1,675,441
Total Health Care		3,070,467

Industrials — 20.2%
Aerospace & Defense — 11.2%
Boeing Co.	7,555	671,715
General Dynamics Corp.	13,084	999,617
Lockheed Martin Corp.	10,290	998,336
Precision Castparts Corp.	9,700	1,009,285
United Technologies Corp.	1,280	83,200
		3,762,153
Air Freight & Logistics — 1.0%
FedEx Corp.	3,060	328,736
Construction & Engineering — 2.0%
Jacobs Engineering Group, Inc.*	14,332	668,588
Road & Rail — 6.0%
Burlington Northern Santa Fe Corp.	12,428	999,584
Union Pacific Corp.	9,787	993,870
		1,993,454
Total Industrials		6,752,931

Information Technology — 9.9%
Communications Equipment — 3.0%
Cisco Systems, Inc. *	39,369	1,005,091
Internet Software & Services — 1.9%
Google, Inc. (Class A) *	1,415	648,296
IT Services — 3.0%
Mastercard, Inc.	9,382	996,744
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	35,005	669,646
Total Information Technology		3,319,777

Materials — 5.0%
Chemicals — 5.0%
Monsanto Co.	18,297	1,005,603
Praxair, Inc.	10,631	669,328
Total Materials		1,674,931

Telecommunication Services — 7.5%
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	17,002	670,389
Wireless Telecommunication Services — 5.5%
America Movil SA de CV, ADR	17,403	831,689
China Mobile Ltd., ADR	22,247	997,778
		1,829,467
Total Telecommunication Services		2,499,856

Utilities — 1.5%
Independent Power Producers & Energy Traders — 1.5%
NRG Energy, Inc. *	6,928	499,093

Total Common Stocks (Cost—$32,087,516)		32,748,389

	Principal Amount
Short-Term Securities — 0.9%
Repurchase Agreement ** — 0.9%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $286,840 (Cost—$286,719)	$286,719	286,719
Total Investments — 98.8%
(Cost $32,374,235)		33,035,108
Other Assets Less Liabilities — 1.2%		412,036
Net Assets 100.0%		$33,447,144

*            Non-income producing security.

**     The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 14.8%
Diversified Consumer Services — 8.0%
Jackson Hewitt Tax Service, Inc.	2,700	$86,886
Matthews International Corp. (Class A)	2,730	111,111
		197,997
Leisure Equipment & Products — 4.5%
Polaris Industries, Inc.	2,305	110,594

Media — 2.3%
John Wiley & Sons, Inc. (Class A)	1,520	57,395
Total Consumer Discretionary		365,986

Financials — 27.9%
Capital Markets — 7.9%
Allied Capital Corp.	2,685	77,355
Eaton Vance Corp.	3,280	116,899
		194,254
Commercial Banks — 2.7%
Cathay General Bancorp	1,970	66,941

Insurance — 12.6%
Arthur J. Gallagher & Co.	4,260	120,686
Cincinnati Financial Corp.	1,706	72,334
Reinsurance Group of America, Inc.	2,065	119,192
		312,212
Real Estate — 4.7%
Realty Income Corp. REIT	4,125	116,325
Total Financials		689,732

Health Care — 8.8%
Health Care Equipment & Supplies — 3.9%
Arrow International, Inc.	3,050	98,088

Health Care Providers & Services — 4.9%
Owens & Minor, Inc.	3,280	120,474
Total Health Care		218,562

Industrials — 10.7%
Commercial Services & Supplies — 2.7%
Equifax, Inc.	1,855	67,615

Industrial Conglomerates — 3.5%
Teleflex, Inc.	1,260	85,768

Machinery — 4.5%
Graco, Inc.	2,850	111,606
Total Industrials		264,989

Information Technology — 8.9%
Semiconductors & Semiconductor Equipment — 4.2%
Microchip Technology, Inc.	2,940	104,458

Software — 4.7%
Jack Henry & Associates, Inc.	4,800	115,440
Total Information Technology		219,898

Materials — 18.1%
Chemicals — 13.9%
International Flavors & Fragrances, Inc.	2,400	113,328
RPM International, Inc.	4,905	113,306
Valspar Corp.	4,180	116,329
		342,963
Containers & Packaging — 4.2%
Bemis Co.	3,090	103,175
Total Materials		446,138

Utilities — 9.6%
Gas Utilities — 9.6%

Equitable Resources, Inc.	2,435	117,659
Questar Corp.	1,345	119,988
Total Utilities		237,647

Total Common Stocks (Cost—$2,085,825)		2,442,952

	Principal Amount
Short-Term Securities — 0.6%
Repurchase Agreement * — 0.6%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $15,024 (Cost—$15,018)	$15,018	15,018
Total Investments — 99.4% (Cost $2,100,843)		2,457,970
Other Assets Less Liabilities — 0.6%		14,498
Net Assets 100.0%		$2,472,468

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 101.9%
Consumer Discretionary — 13.4%
Hotels, Restaurants & Leisure — 1.0%
International Game Technology	520	$20,998
Household Durables — 3.7%
Jarden Corp. *	660	25,278
Newell Rubbermaid, Inc.	850	26,426
Snap-On, Inc.	510	24,531
		76,235
Internet & Catalog Retail — 1.3%
Expedia, Inc. *	1,170	27,121

Media — 1.3%
Interpublic Group of Cos., Inc. *	2,170	26,713
Multiline Retail — 2.4%
Nordstrom, Inc.	400	21,176
Saks, Inc.	1,390	28,967
		50,143
Specialty Retail — 1.1%
TJX Cos., Inc.	850	22,916
Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc. *	520	26,026
Polo Ralph Lauren Corp.	320	28,208
		54,234
Total Consumer Discretionary		278,360

Consumer Staples — 6.2%
Beverages — 1.4%
Molson Coors Brewing Co.	310	29,332
Food & Staples Retailing — 1.4%
Kroger Co. (The)	990	27,967
Food Products — 1.1%
Campbell Soup Co.	610	23,760
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The)	540	26,379
Tobacco — 1.0%
UST, Inc.	360	20,873
Total Consumer Staples		128,311

Energy — 7.5%
Energy Equipment & Services — 5.0%
Cameron International Corp. *	440	27,628
Grant Prideco, Inc. *	530	26,415
National Oilwell Varco, Inc. *	300	23,337
Superior Energy Services *	750	25,852
		103,232
Oil, Gas & Consumable Fuels — 2.5%
Frontier Oil Corp.	820	26,765
Tesoro Petroleum Corp.	260	26,112
		52,877
Total Energy		156,109

Financials — 14.9%
Capital Markets — 5.1%
AG Edwards, Inc.	420	29,056
Ameriprise Financial, Inc.	470	26,856
Eaton Vance Corp.	760	27,086
Legg Mason, Inc.	240	22,610
		105,608
Diversified Financial Services — 1.5%
Cbot Holdings, Inc. *	170	30,855

Insurance — 6.2%
AMBAC Financial Group, Inc.	280	24,189
Assurant, Inc.	440	23,597
CNA Financial Corp. *	620	26,716
Lincoln National Corp.	400	27,116
Unum Goup	1,140	26,254
		127,872
Real Estate — 0.9%
CB Richard Ellis Group, Inc. *	570	19,483
Real Estate Investment Trusts (REITs) — 1.2%
Apartment Investment Mgmt Co.	430	24,807
Total Financials		308,625

Health Care — 10.9%
Biotechnology — 1.1%
Cephalon, Inc. *	320	22,787
Health Care Equipment & Supplies — 1.1%
CR Bard, Inc.	290	23,058
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	530	27,958
Laboratory Corp. of America Holdings *	340	24,694
VCA Antech, Inc.*	610	22,149
		74,801
Life Sciences Tools & Services — 2.4%
Millipore Corp. *	340	24,640
Thermo Fisher Scientific, Inc. *	550	25,712
		50,352
Pharmaceuticals — 2.7%
Forest Laboratories, Inc. *	550	28,292
Mylan Laboratories, Inc.	1,260	26,637
		54,929
Total Health Care		225,927

Industrials — 16.4%
Aerospace & Defense — 5.1%
DRS Technologies, Inc.	520	27,128
Goodrich Corp.	560	28,829
Precision Castparts Corp.	230	23,932
Rockwell Collins, Inc.	380	25,433
		105,322
Commercial Services & Supplies — 3.4%
Allied Waste Industries, Inc. *	1,630	20,522
Republic Services, Inc.	860	23,925
Steelcase, Inc.	1,350	26,851
		71,298
Construction & Engineering — 1.5%
Quanta Services, Inc.	1,240	31,273
Electrical Equipment — 1.3%
Ametek, Inc.	770	26,596
Machinery — 5.1%
AGCO Corp. *	670	24,770
Harsco Corp.	610	27,364
Manitowoc Co., Inc. (The)	430	27,318
SPX Corp.	360	25,272
		104,724
Total Industrials		339,213

Information Technology — 16.7%
Communications Equipment — 1.1%
F5 Networks, Inc. *	360	24,005
Computers & Peripherals — 1.3%
NCR Corp. *	550	26,273
Electronic Equipment & Instruments — 3.5%
Amphenol Corp.	350	22,599
Dolby Laboratories, Inc. *	800	27,608
Mettler Toledo International, Inc. *	260	23,288
		73,495

IT Services — 3.4%
Cognizant Technology Solutions Corp. *	280	24,716
Convergys Corp.	810	20,582
VeriFone Holdings, Inc. *	670	24,609
		69,907
Semiconductors & Semiconductor Equipment — 2.4%
International Rectifier Corp. *	600	22,926
KLA-Tencor Corp.	490	26,127
		49,053
Software — 5.0%
Cadence Design Systems, Inc. *	1,370	28,852
Factset Research Systems, Inc.	420	26,397
McAfee, Inc. *	840	24,427
Synopsys, Inc. *	920	24,132
		103,808
Total Information Technology		346,541

Materials — 7.9%
Chemicals — 3.9%
Airgas, Inc.	520	21,918
Cabot Corp.	550	26,251
Celanese Corp.	1,070	32,999
		81,168
Metals & Mining — 4.0%
Allegheny Technologies, Inc.	250	26,673
Southern Copper Corp.	400	28,664
Steel Dynamics, Inc.	630	27,216
		82,553
Total Materials		163,721

Telecommunication Services — 2.3%
Wireless Telecommunication Services — 2.3%
American Tower Corp. *	630	24,539
Leap Wireless International, Inc. *	340	22,433
Total Telecommunication Services		46,972

Utilities — 5.7%
Electric Utilities — 1.3%
Allegheny Energy, Inc. *	540	26,535

Independent Power Producers & Energy Traders — 3.1%
Mirant Corp. *	790	31,963
NRG Energy, Inc.*	440	31,698
		63,661
Multi-Utilities — 1.3%
Centerpoint Energy, Inc.	1,570	28,166
Total Utilities		118,362

Total Common Stocks
(Cost — $2,070,347)		2,112,141

	Principal Amount
Short-Term Securities — 0.4%
Repurchase Agreement ** — 0.4%
Nomura Securities International,
Inc., 5.08%, dated 03/30/07,
due 04/02/07, total to be
received $8,596
(Cost — $8,592)	$8,592	8,592

Total Investments — 102.3%
(Cost — $2,078,939)		2,120,733
Other Liabilities in Excess of Assets — (2.3)%		(47,664)
Net Assets 100.0%		$2,073,069

*    Non-income producing security.

** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—

Roszel/NWQ Small Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 9.2%
Auto Components — 2.4%
Sauer-Danfoss, Inc.	3,850	$115,885
Household Durables — 2.8%
Hooker Furniture Corp.	6,800	136,340
Specialty Retail — 1.0%
Golfsmith International Holdings, Inc.*	5,959	51,843
Textiles, Apparel & Luxury Goods — 3.0%
Fossil, Inc. *	5,550	146,909
Total Consumer Discretionary		450,977

Consumer Staples — 10.5%
Food & Staples Retailing — 3.8%
Casey’s General Stores, Inc.	7,450	186,325
Food Products — 4.7%
Del Monte Foods Co.	10,700	122,836
Premium Standard Farms, Inc.	5,250	110,460
		233,296
Household Products — 2.0%
WD-40 Co.	3,100	98,301
Total Consumer Staples		517,922

Energy — 11.6%
Energy Equipment & Services — 3.0%
Acergy SA, ADR *	6,977	148,540
Oil, Gas & Consumable Fuels — 8.6%
Bill Barrett Corp. *	1,900	61,579
Denbury Resources, Inc.*	4,000	119,160
Range Resources Corp.	1,700	56,780
Warren Resources, Inc. *	14,050	183,072
		420,591
Total Energy		569,131

Financials — 14.2%
Commercial Banks — 1.5%
Bancorp, Inc.*	2,900	75,400
Insurance — 2.0%
PMA Capital Corp. (Class A) *	4,900	46,011
Quanta Capital Holdings Ltd. *	26,400	55,176
		101,187
Real Estate — 6.7%
Alesco Financial, Inc. REIT	6,600	57,486
Anthracite Capital, Inc. REIT	8,350	100,200
HomeBanc Corp. REIT	11,900	41,531
New York Mortgage Trust, Inc. REIT	16,700	42,418
RAIT Financial Trust REIT	3,070	85,776
		327,411
Thrifts & Mortgage Finance — 4.0%
Franklin Bank Corp.*	6,050	108,113
IndyMac Bancorp, Inc.	2,700	86,535
		194,648
Total Financials		698,646

Industrials — 23.1%
Building Products — 4.5%
Griffon Corp. *	8,900	220,275
Electrical Equipment — 2.5%
General Cable Corp. *	2,300	122,889

Machinery — 13.1%
Albany International Corp.	3,800	136,572
Kadant, Inc.*	3,850	97,636
Kennametal, Inc.	3,300	223,113
Lincoln Electric Holdings, Inc.	2,300	136,988
RBC Bearings, Inc.*	1,500	50,145
		644,454
Road & Rail — 3.0%
Marten Transport Ltd. *	9,150	145,302
Total Industrials		1,132,920

Information Technology — 11.1%
Communications Equipment — 2.5%
CommScope, Inc. *	2,850	122,265
Computers & Peripherals — 2.2%
Quantum Corp. *	39,400	106,380
Electronic Equipment & Instruments — 3.9%
Aeroflex, Inc. *	9,200	120,980
Keithley Instruments, Inc.	4,750	72,627
		193,607
Semiconductors & Semiconductor Equipment — 2.5%
Mattson Technology, Inc. *	13,700	124,670
Total Information Technology		546,922

Materials — 19.5%
Containers & Packaging — 0.9%
Smurfit-Stone Container Corp. *	4,070	45,828
Metals & Mining — 5.8%
Century Aluminum Co. *	3,100	145,328
Gibraltar Industries, Inc.	6,250	141,375
		286,703
Paper & Forest Products — 12.8%
Bowater, Inc.	5,600	133,392
Buckeye Technologies, Inc. *	8,100	105,138
Glatfelter	4,800	71,568
Sappi Ltd., ADR	9,000	140,490
Wausau Paper Corp.	12,334	177,116
		627,704
Total Materials		960,235

Total Common Stocks (Cost—$4,127,993)		4,876,753

Total Investments — 99.2% (Cost $4,127,993)		4,876,753
Other Assets Less Liabilities — 0.8%		38,055
Net Assets 100.0%		$4,914,808

*   Non-income producing security.

Glossary:

ADR — American Depositary Receipt.

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 21.9%
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc. *	500	$18,875
Jackson Hewitt Tax Service, Inc. *	1,000	32,180
		51,055
Hotels, Restaurants & Leisure — 4.1%
Sonic Corp. *	1,100	24,508
Texas Roadhouse, Inc. (Class A) *	2,000	28,500
Wynn Resorts Ltd.	500	47,430
		100,438
Internet & Catalog Retail — 1.3%
NutriSystem, Inc.*	600	31,446

Specialty Retail — 6.1%
Dick’s Sporting Goods, Inc. *	1,100	64,086
Gymboree Corp. *	500	20,035
Tractor Supply Co. *	400	20,600
Zumiez, Inc. *	1,100	44,132
		148,853
Textiles, Apparel & Luxury Goods — 8.3%
Coach, Inc. *	1,900	95,095
CROCS, Inc. *	1,000	47,250
Under Armour, Inc. (Class A) *	1,200	61,560
		203,905
Total Consumer Discretionary		535,697

Consumer Staples — 0.7%
Personal Products — 0.7%
Bare Escentuals, Inc. *	500	17,935

Energy — 5.9%
Energy Equipment & Services — 4.5%
CARBO Ceramics, Inc.	750	34,912
Compagnie Generale de Geophsique-Veritas, ADR *	1,106	46,065
Hydril *	300	28,872
		109,849
Oil, Gas & Consumable Fuels — 1.4%
Helix Energy Solutions Group, Inc.*	900	33,561
Total Energy		143,410

Financials — 9.2%
Capital Markets — 1.5%
Waddell & Reed Financial, Inc.	1,600	37,312

Commercial Banks — 2.5%
City National Corp.	500	36,800
Whitney Holding Corp.	800	24,464
		61,264
Diversified Financial Services — 0.7%
Nasdaq Stock Market Inc. (The) *	600	17,646

Insurance — 3.3%
Aspen Insurance Holdings Ltd.	800	20,968
Delphi Financial Group	900	36,207
Hanover Insurance Group, Inc. (The)	500	23,060
		80,235
Thrifts & Mortgage Finance — 1.2%
Webster Financial Corp.	600	28,806
Total Financials		225,263

Health Care — 18.3%
Biotechnology — 7.6%
Cepheid, Inc. *	2,700	32,076
Cubist Pharmaceuticals, Inc. *	700	15,449
Lifecell Corp. *	600	14,982
PDL BioPharma, Inc. *	2,600	56,420
Telik, Inc. *	2,200	11,946
United Therapeutics Corp. *	1,000	53,780
		184,653

Health Care Equipment & Supplies — 7.0%
Align Technology, Inc. *	2,900	45,994
Conceptus, Inc. *	1,600	32,000
Cytyc Corp.*	800	27,368
Hologic, Inc.*	800	46,112
Mentor Corp.	400	18,400
		169,874
Life Sciences Tools & Services — 1.6%
Techne Corp. *	700	39,970

Pharmaceuticals — 2.1%
MGI Pharma, Inc. *	2,300	51,681
Total Health Care		446,178

Industrials — 15.1%
Aerospace & Defense — 0.8%
Hexcel Corp. *	900	17,865

Air Freight & Logistics — 1.6%
UTi Worldwide, Inc.	1,600	39,328

Commercial Services & Supplies — 6.8%
Advisory Board Co. (The) *	800	40,496
American Reprographics Co.*	1,200	36,948
Geo Group, Inc. (The) *	1,000	45,320
Monster Worldwide, Inc. *	900	42,633
		165,397
Electrical Equipment — 0.7%
Energy Conversion Devices, Inc.*	500	17,470

Machinery — 2.4%
Bucyrus International, Inc.	1,150	59,225

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	1,000	26,240

Trading Companies & Distributors — 1.7%
MSC Industrial Direct Co.	900	42,012
Total Industrials		367,537

Information Technology — 26.0%
Communications Equipment — 5.6%
Foundry Networks, Inc. *	3,100	42,067
Polycom, Inc. *	1,800	59,994
Powerwave Technologies, Inc.*	6,300	35,847
		137,908
Computers & Peripherals — 0.8%
Rackable Systems, Inc.*	1,200	20,364

Electronic Equipment & Instruments — 3.9%
Itron, Inc. *	500	32,520
Mettler Toledo International, Inc. *	700	62,699
		95,219
Internet Software & Services — 2.5%
Akamai Technologies, Inc. *	1,200	59,904

Semiconductors & Semiconductor Equipment — 5.0%
Cymer, Inc. *	500	20,775
Microsemi Corp.*	1,800	37,458
Silicon Laboratories, Inc.*	1,100	32,912
Sirf Technology Holdings, Inc.*	1,100	30,536
		121,681
Software — 8.2%
Informatica Corp. *	2,500	33,575
Macrovision Corp. *	1,500	37,575
Opsware, Inc. *	5,900	42,775
Salesforce.com, Inc. *	900	38,538
TIBCO Software, Inc. *	2,900	24,708
Wind River Systems, Inc. *	2,200	21,868
		199,039
Total Information Technology		634,115

Materials — 2.1%
Metals & Mining — 2.1%
AMCOL International Corp.	500	14,825
Carpenter Technology Corp.	300	36,228
Total Materials		51,053

Total Common Stocks
(Cost—$1,946,599)		2,421,188

	Principal Amount
Short-Term Securities — 1.9%
Repurchase Agreement ** — 1.9%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $46,899 (Cost—$46,879)	$46,879	46,879
Total Investments 101.1%
(Cost $1,993,478)		2,468,067
Other Liabilities in Excess of Assets — (1.1)%		(27,143)
Net Assets — 100.0%		$2,440,924

*     Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.5%
Finland — 2.2%
Nokia OYJ, ADR *	4,930	$112,996

France — 11.9%
AXA SA, ADR	2,800	119,280
Sanofi-Aventis, ADR	2,950	128,355
Societe Generale, ADR	2,950	102,601
Suez SA, ADR	2,100	111,048
Total SA, ADR	2,090	145,840
		607,124
Germany — 5.7%
Adidas AG, ADR	1,700	46,221
Allianz SE, ADR	2,550	52,402
DaimlerChrysler AG	900	73,629
Siemens AG, ADR	1,100	117,920
		290,172
Ireland — 3.8%
Allied Irish Banks plc, ADR	1,300	77,831
CRH plc, ADR	2,650	115,248
		193,079
Italy — 4.3%
Eni S.p.A., ADR	1,600	103,728
Intesa Sanpaolo S.p.A., ADR *	2,511	114,013
		217,741
Japan — 13.1%
Canon, Inc., ADR	1,875	100,650
Hoya Corp., ADR	1,350	45,090
Mitsubishi UFJ Financial Group, Inc., ADR	10,200	114,852
Mitsui Sumitomo Insurance Co., Ltd., ADR	930	116,491
Nissan Motor Co. Ltd., ADR	3,250	69,550
Nomura Holdings, Inc., ADR	7,250	150,293
Sumitomo Mitsui Financial Group, Inc., ADR *	7,800	71,370
		668,296
Netherlands — 6.1%
Heineken NV, ADR	4,250	111,137
Royal Dutch Shell plc, ADR	1,360	90,168
TNT N.V., ADR	2,330	107,297
		308,602
Singapore — 2.3%
Singapore Telecommunications Ltd., ADR	5,400	116,910

Sweden — 2.1%
Telefonaktiebolaget LM Ericsson, ADR	2,850	105,707

Switzerland — 12.5%
Credit Suisse Group, ADR	1,530	109,900
Nestle SA, ADR (Registered) *	1,850	179,727
Novartis AG, ADR	3,500	191,205
UBS AG (Registered)	1,700	101,031
Zurich Financial Services AG, ADR	1,850	53,373
		635,236
United Kingdom — 33.5%
BAE Systems plc, ADR	1,700	61,351
Barclays plc, ADR	2,900	165,126
BP plc, ADR	1,900	123,025
British American Tobacco plc, ADR	1,800	113,472
Cadbury Schweppes plc, ADR	2,300	118,151
Diageo plc, ADR	2,000	161,900
GlaxoSmithKline plc, ADR	1,800	99,468
HSBC Holdings plc, ADR	2,050	180,010
Imperial Tobacco Group plc, ADR	1,400	125,636
Kingfisher plc, ADR	7,300	79,935
Lloyds TSB Group plc, ADR	1,800	80,046
Tesco plc, ADR	4,250	112,200

Unilever plc, ADR	3,780	113,665
Vodafone Group plc, ADR	6,200	166,532
		1,700,517
Total Common Stocks (Cost-$3,827,494)		4,956,380

	Principal Amount
Short-Term Securities — 2.4%
Repurchase Agreement ** — 2.4%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $124,831 (Cost-$124,778)	$124,778	124,778
Total Investments — 99.9% (Cost — $3,952,272)		5,081,158
Other Assets Less Liabilities — 0.1%		3,371
Net Assets — 100.0%		$5,084,529

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.3%
Australia — 1.9%
BHP Billiton Ltd.	2,621	$63,488

Belgium — 1.9%
Dexia SA	1,011	30,211
Fortis	783	35,743
		65,954
Brazil — 2.1%
Cia Vale do Rio Doce, ADR	1,020	37,730
Petroleo Brasileiro SA, ADR	340	33,833
		71,563
Finland — 1.5%
Nokia OYJ *	2,175	50,117

France — 14.5%
Accor SA	431	41,240
AXA SA	1,417	60,262
BNP Paribas	601	62,862
Cie de Saint-Gobain	530	52,036
Imerys SA	329	30,640
Lafarge SA	305	47,922
Pernod-Ricard SA	200	40,667
Sanofi-Aventis	583	50,729
Total SA	1,556	108,703
		495,061
Germany — 4.9%
BASF AG	235	26,387
Deutsche Post AG	1,379	41,594
Linde AG	185	19,915
SAP AG	601	26,820
Siemens AG	502	53,757
		168,473
Hong Kong — 1.4%
Esprit Holdings Ltd.	4,100	48,044

Ireland — 0.8%
Bank of Ireland	1,209	25,940

Italy — 5.6%
Eni S.p.A	3,151	102,540
Intesa Sanpaolo S.p.A.	4,710	35,798
UniCredito Italiano S.p.A.	5,633	53,639
		191,977
Japan — 20.9%
Astellas Pharma, Inc.	900	38,684
Bank of Yokohama Ltd. (The)	3,000	22,301
Canon, Inc.	800	42,955
Daikin Industries Ltd.	800	27,752
Hirose Electric Co., Ltd.	100	11,972

Honda Motor Co., Ltd.	1,100	38,330
Mitsubishi Corp.	2,300	53,096
Mitsubishi UFJ Financial Group, Inc.	5	56,334
Mitsui Fudosan Co., Ltd.	1,000	29,233
Mizuho Financial Group, Inc.	5	32,118
Nidec Corp.	500	32,090
Nissan Motor Co., Ltd.	1,500	16,025
Nitto Denko Corp.	500	23,435
Nomura Holdings, Inc.	1,500	31,099
Seven & I Holdings Co., Ltd.	1,000	30,316
Shin-Etsu Chemical Co., Ltd.	500	30,422
SMC Corp.	300	40,116
Sony Corp.	1,000	50,539
Sumitomo Corp.	3,300	59,133
Sumitomo Mitsui Financial Group, Inc.	5	45,268
		711,218
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV, ADR	150	16,558

Netherlands — 3.8%
ING Groep NV, CVA	956	40,445
Koninklijke Phillips Electronics NV	968	36,896
Reed Elsevier NV	1,615	28,607
Wolters Kluwer NV	842	25,260
		131,208
South Korea — 0.9%
Samsung Electronics Co., Ltd., GDR (a)	100	29,928

Spain — 2.4%
Altadis SA	498	31,940
Banco Bilbao Vizcaya Argentaria SA	2,020	49,602
		81,542
Sweden — 1.4%
Telefonaktiebolaget LM Ericsson	13,000	48,195

Switzerland — 10.7%
Adecco SA (Registered)	417	26,516
Holcim Ltd. (Registered)	441	44,372
Nestle SA (Registered)	158	61,569
Novartis AG (Registered)	1,044	58,324
Roche Holdings AG	324	57,554
UBS AG (Registered)	1,301	77,581
Zurich Financial Services AG (Registered)	140	40,485
		366,401
United Kingdom — 24.1%
Barclays plc	4,563	64,702
BG Group plc	3,032	43,737
British Land Co. plc REIT	859	25,911
Burberry Group plc	2,000	25,710
Centrica plc	2,867	21,873
GlaxoSmithKline plc	2,921	80,629
HSBC Holdings plc	6,000	104,661
ICAP plc	2,539	26,501
Kingfisher plc	4,886	26,817
Man Group plc	1,732	18,937

Schroders plc	1,170	29,182
Smith & Nephew plc	2,682	34,131
Standard Chartered plc	1,849	53,414
Tesco plc	8,239	72,105
Vodafone Group plc	25,834	69,076
WM Morrison Supermarkets plc	4,257	25,868
Wolseley plc	2,221	52,196
WPP Group plc	2,992	45,430
		820,880
Total Common Stocks (Cost—$3,289,671)		3,386,547

Total Investments — 99.3% (Cost — $3,289,671)		3,386,547
Other Assets Less Liabilities — 0.7%		23,170
Net Assets 100.0%		3,409,717

*                 Non-income producing security.

(a)       Security may be offered and sold to qualified institutional buyers under rule 144A of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certificate

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —

Roszel/Lord Abbett Government Securities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

	Principal Amount	Value
U.S. Government Securities — 98.2%
U.S. Government Agencies — 7.4%
Federal Home Loan Bank System
5.13% due 08/14/13	$505,000	$511,109
Federal National Mortgage Assn.
4.63% due 10/15/13	58,000	57,078
		568,187
U.S. Government Agencies — Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp.
5.72% due 05/15/29 (b)	1,204	1,204
Federal National Mortgage Assn.
5.84% due 08/25/07 (b)(d)	3,013	3,015
5.23% due 05/25/08 (b)(d)	11,105	11,047
6.16% due 10/25/08 (b)(d)	53,811	54,037
5.77% due 03/25/09 (b)(d)	42,402	42,500
		111,803
U.S. Government Agencies — Mortgage Backed Securities — 72.8%
Federal Home Loan Mortgage Corp.
6.00% due 06/01/08 (d)	9,693	9,772
5.50% due 09/01/18 (d)	103,282	103,734
5.00% due 04/01/20	43,071	42,495
5.00% due 09/01/20	206,305	203,545
5.00% due 10/01/20	225,542	222,524
5.50% due 10/01/20 (d)	72,509	72,687
5.00% due 11/01/20	68,620	67,702
5.50% due 03/01/21	121,063	121,319
5.00% due 04/01/21	78,810	77,725
5.00% due 05/01/21	96,841	95,545
5.50% due 06/01/21	63,918	64,053
5.50% due 12/01/21	342,815	343,539
7.00% due 03/01/32	26,671	27,706
6.50% due 08/01/32	2,301	2,365
7.00% due 11/01/32	24,830	25,764
4.19% due 01/01/34 (ARM)(b)	94,274	92,710
4.68% due 03/01/35 (ARM)(b)	45,410	45,126
5.72% due 11/01/35 (ARM)(b)	44,275	44,380
5.50% due 01/01/37	108,378	107,248
Federal National Mortgage Assn.
5.50% due 04/01/17	14,839	14,912
5.50% due 04/01/33 TBA(c)	145,000	143,459
3.50% due 08/01/33 (ARM)(b)	29,330	29,123
3.89% due 11/01/34 (ARM)(b)(d)	26,320	26,401
5.02% due 04/01/35 (ARM)(b)	62,158	62,256
4.55% due 07/01/35 (ARM)(b)(d)	59,595	59,530
5.50% due 07/01/35 (d)	65,553	64,934
4.85% due 08/01/35 (ARM)(b)	56,365	56,219
5.25% due 10/01/35 (ARM)(b)	98,576	98,722
5.50% due 03/01/36	100,954	99,901
5.50% due 03/01/36	130,117	128,889
5.39% due 04/01/36 (ARM)(b)	31,845	31,850
5.49% due 04/01/36 (ARM)(b)	47,957	48,272
5.49% due 04/01/36 (ARM)(b)	47,422	47,727
5.50% due 04/01/36	867,086	858,043
5.50% due 04/01/36 (d)	383,909	379,905
5.52% due 04/01/36 (ARM)(b)	52,547	52,922
5.50% due 05/01/36	411,230	406,942
5.96% due 05/01/36 (ARM)(b)	39,907	40,434

5.41% due 09/01/36 (ARM)(b)	93,983	94,421
5.76% due 10/01/36 (ARM)(b)	52,689	53,285
5.49% due 11/01/36 (ARM)(b)	78,520	78,897
Government National Mortgage Assn.
7.00% due 02/15/31	1,380	1,443
5.50% due 02/15/36	385,964	383,890
5.50% due 04/15/36	564,846	561,811
		5,594,127
U.S. Government Treasuries — 16.5%
U.S. Treasury Bonds
6.13% due 08/15/29	15,000	17,446
4.50% due 02/15/36	468,000	441,236
U.S. Treasury Notes
4.25% due 11/15/13	751,000	736,890
4.63% due 02/15/17	18,000	17,963
United States Treasury Strip
4.86% due 02/15/36 (a)	215,000	53,751
		1,267,286
Total Fixed Income Investments (Cost — $7,506,252)		7,541,403

Short-Term Securities — 5.0%
Repurchase Agreement * — 5.0%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $386,492 (Cost — $386,328)	386,328	386,328

Total Investments — 103.2% (Cost — $7,892,580)		7,927,731
Other Liabilities in Excess of Assets — (3.2)%		(244,398)
Net Assets — 100%		$7,683,333

*    The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement

(a)  Zero coupon security - rate disclosed is yield as of March 31, 2007.

(b)  Floating rate security - rate disclosed is as of March 31, 2007.

(c)  Dollar roll transaction.

(d)  All or portion of the security has been segregated to meet the Portfolio’s obligation for delayed delivery securities.

Glossary:

ARM — Adjustable Rate Mortgage.

TBA — Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments — 97.0%
Consumer Discretionary — 3.0%
Multiline Retail — 3.0%
Target Corp.
5.88% due 03/01/12	A+	$300,000	$310,049
Financials — 12.5%
Capital Markets — 1.5%
Goldman Sachs Group, Inc.
4.13% due 01/15/08	AA-	150,000	148,743
Consumer Finance — 4.9%
American General Finance Corp.
5.38% due 10/01/12	A+	250,000	251,116
HSBC Finance Corp.
5.88% due 02/01/09	AA-	250,000	252,844
			503,960
Diversified Financial Services — 6.1%
Citigroup, Inc.
4.88% due 05/07/15	AA-	325,000	313,574
JPMorgan Chase & Co.
5.13% due 09/15/14	A+	325,000	319,912
			633,486
Total Financials			1,286,189

Industrials — 2.6%
Industrial Conglomerates — 2.6%
General Electric Co.
5.00% due 02/01/13	AAA	275,000	272,917
U.S. Government Securities — 78.9%
U.S. Government Agencies — 47.8%
Federal Home Loan Mortgage Corp.
5.13% due 07/15/12	AAA	350,000	354,711
5.50% due 12/01/17	AAA	142,541	143,216
Federal National Mortgage Assn.
3.25% due 01/15/08	AAA	375,000	369,607
5.00% due 02/01/18	AAA	184,521	182,458
5.00% due 11/01/18	AAA	519,041	513,239
5.00% due 04/01/36	AAA	949,638	917,469
5.25% due 01/15/09	AAA	521,000	524,059
5.50% due 11/01/17	AAA	227,646	228,767
5.50% due 02/01/19	AAA	230,080	231,186
5.50% due 10/01/19	AAA	288,079	289,173
6.00% due 07/01/17	AAA	9,794	9,968
6.00% due 09/01/17	AAA	86,012	87,544
6.00% due 11/01/32	AAA	59,697	60,448
6.00% due 01/01/33	AAA	134,584	136,277
6.00% due 03/01/33	AAA	137,928	139,663
6.50% due 06/01/16	AAA	14,541	14,905
6.50% due 06/01/17	AAA	4,756	4,872

6.63% due 10/15/07	AAA	240,000	241,710
7.00% due 05/01/32	AAA	130,507	135,998
Government National Mortgage Assn.
5.00% due 11/15/18	AAA	336,535	334,054
7.00% due 07/15/32	AAA	11,101	11,611
			4,930,935
U.S. Government Treasuries — 31.1%
U.S. Treasury Bonds
5.25% due 11/15/28	AAA	335,000	349,604
8.13% due 08/15/21	AAA	190,000	252,848
U.S. Treasury Notes
4.00% due 04/15/10	AAA	500,000	492,344
4.00% due 11/15/12	AAA	800,000	779,000
4.25% due 11/15/14	AAA	850,000	829,813
4.88% due 05/15/09	AAA	100,000	100,539
5.00% due 02/15/11	AAA	400,000	406,859
			3,211,007
Total U.S. Government Securities			8,141,942

Total Fixed Income Investments
(Cost—$10,187,086)			10,011,097

Short-Term Securities — 2.6%
Repurchase Agreement * — 2.6%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $264,545 (Cost—$264,433)		$264,433	264,433
Total Investments — 99.6%
(Cost—$10,451,519)			10,275,530
Other Assets Less Liabilities — 0.4%			41,180
Net Assets — 100%			$10,316,710

*  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 77.6%
Consumer Discretionary — 4.5%
Internet & Catalog Retail — 1.3%
IAC/InterActiveCorp. *	25,350	$955,948

Media — 2.2%
Comcast Corp. (Class A Non-Voting) *	35,166	895,678
Liberty Media Corp. - Capital (Class A) *	600	66,354
News Corp. (Class B)	10,100	247,147
Time Warner, Inc.	23,400	461,448
		1,670,627
Multiline Retail — 0.6%
Federated Department Stores, Inc.	7,700	346,885
Kohl’s Corp. *	1,600	122,576
		469,461
Specialty Retail — 0.4%
J Crew Group, Inc. *	8,600	345,462
Total Consumer Discretionary		3,441,498

Consumer Staples — 15.4%
Beverages — 3.5%
Anheuser-Busch Cos., Inc.	9,300	469,278
Coca-Cola Co. (The)	14,700	705,600
Coca-Cola Enterprises, Inc.	23,900	483,975
Diageo plc, ADR	5,304	429,359
PepsiCo, Inc.	8,297	527,357
		2,615,569
Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	2,500	134,600
CVS/Caremark Corp.	34,400	1,174,416
Kroger Co. (The)	44,600	1,259,950
Supervalu, Inc.	8,300	324,281
Wal-Mart Stores, Inc.	16,300	765,285
		3,658,532
Food Products — 3.0%
Archer-Daniels-Midland Co.	5,600	205,520
Campbell Soup Co.	16,400	638,780
Kraft Foods, Inc.	44,334	1,403,614
		2,247,914
Household Products — 4.1%
Clorox Co.	4,200	267,498
Kimberly-Clark Corp.	5,700	390,393
Procter & Gamble Co.	39,347	2,485,157
		3,143,048
Total Consumer Staples		11,665,063

Energy — 6.5%
Energy Equipment & Services — 1.1%
Halliburton Co.	4,700	149,178
Schlumberger Ltd.	7,854	542,712
Smith International, Inc.	3,400	163,370
		855,260
Oil, Gas & Consumable Fuels — 5.4%
Devon Energy Corp.	4,200	290,724
El Paso Corp.	23,100	334,257
EOG Resources, Inc.	1,800	128,412
Exxon Mobil Corp.	41,144	3,104,315
Spectra Energy Corp.	9,050	237,743
		4,095,451
Total Energy		4,950,711

Financials — 15.1%
Capital Markets — 2.4%
Bank of New York Co., Inc. (The)	24,244	983,094
Charles Schwab Corp. (The)	7,000	128,030
Mellon Financial Corp.	16,800	724,752
		1,835,876
Commercial Banks — 2.6%
Fifth Third Bancorp	4,100	158,629

M&T Bank Corp.	200	23,166
Marshall & Ilsley Corp.	7,700	356,587
Regions Financial Corp.	7,700	272,349
SunTrust Banks, Inc.	3,400	282,336
U.S. Bancorp	11,100	388,167
Wachovia Corp.	6,000	330,300
Zions Bancorporation	1,700	143,684
		1,955,218
Consumer Finance — 0.3%
American Express Co.	4,000	225,600

Diversified Financial Services — 5.4%
Bank of America Corp.	10,796	550,812
Citigroup, Inc.	50,724	2,604,170
JPMorgan Chase & Co.	20,253	979,840
		4,134,822
Insurance — 2.9%
American International Group, Inc.	20,359	1,368,532
AON Corp.	4,100	155,636
Hartford Financial Services Group, Inc.	400	38,232
Lincoln National Corp.	3,600	244,044
MBIA, Inc.	3,400	222,666
MetLife, Inc.	2,800	176,820
		2,205,930
Thrifts & Mortgage Finance — 1.5%
Federal Home Loan Mortgage Corp.	3,700	220,113
Federal National Mortgage Assn.	17,000	927,860
		1,147,973
Total Financials		11,505,419

Health Care — 11.5%
Biotechnology — 0.2%
Amgen, Inc. *	2,400	134,112

Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	20,418	1,075,416
Boston Scientific Corp. *	50,800	738,632
		1,814,048
Health Care Providers & Services — 0.9%
Medco Health Solutions, Inc.*	1,900	137,807
WellPoint, Inc. *	6,700	543,370
		681,177
Pharmaceuticals — 8.0%
Abbott Laboratories	24,400	1,361,520
AstraZeneca plc, ADR	2,000	107,300
Bristol-Myers Squibb Co.	12,800	355,328
Eli Lilly & Co.	2,200	118,162
Novartis AG, ADR	20,622	1,126,580
Sanofi-Aventis, ADR	17,900	778,829
Teva Pharmaceutical Industries Ltd., ADR	25,600	958,208
Wyeth	26,594	1,330,498
		6,136,425
Total Health Care		8,765,762

Industrials — 7.2%
Aerospace & Defense — 2.2%
General Dynamics Corp.	7,200	550,080
Raytheon Co.	16,400	860,344
Rockwell Collins, Inc.	3,800	254,334
		1,664,758
Commercial Services & Supplies — 0.7%
Pitney Bowes, Inc.	2,600	118,014
Waste Management, Inc.	13,066	449,601
		567,615
Electrical Equipment — 0.8%
Cooper Industries Ltd. (Class A)	600	26,994
Emerson Electric Co.	13,034	561,635
		588,629
Industrial Conglomerates — 2.3%
General Electric Co.	48,500	1,714,960

Machinery — 0.8%
Caterpillar, Inc.	3,542	237,420
Eaton Corp.	722	60,331

Illinois Tool Works, Inc.	6,100	314,760
		612,511
Road & Rail — 0.4%
Hertz Global Holdings, Inc.*	13,900	329,430
Total Industrials		5,477,903

Information Technology — 4.3%
Communications Equipment — 0.8%
Cisco Systems, Inc. *	6,200	158,286
Qualcomm, Inc.	9,600	409,536
		567,822
Computers & Peripherals — 2.0%
Hewlett-Packard Co.	12,500	501,750
International Business Machines Corp.	4,300	405,318
Sun Microsystems, Inc. *	102,800	617,828
		1,524,896
Internet Software & Services — 0.5%
Yahoo!, Inc. *	12,200	381,738

IT Services — 0.4%
Automatic Data Processing, Inc.	6,200	300,080

Semiconductors & Semiconductor Equipment — 0.6%
Microchip Technology, Inc.	7,900	280,687
Texas Instruments, Inc.	6,900	207,690
		488,377
Total Information Technology		3,262,913

Materials — 4.5%
Chemicals — 1.2%
Monsanto Co.	10,372	570,045
Praxair, Inc.	5,308	334,192
		904,237
Metals & Mining — 2.3%
Barrick Gold Corp.	24,700	705,185
BHP Billiton Ltd., ADR	2,100	101,745
Freeport-McMoRan Copper & Gold, Inc.	6,400	423,616
Newmont Mining Corp.	13,359	560,944
		1,791,490
Paper & Forest Products — 1.0%
International Paper Co.	20,502	746,273
Total Materials		3,442,000

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	63,792	2,515,318
Verizon Communications, Inc.	6,300	238,896
Total Telecommunication Services		2,754,214

Utilities — 5.0%
Electric Utilities — 2.3%
FPL Group, Inc.	9,300	568,881
PPL Corp.	12,700	519,430
Progress Energy, Inc.	6,988	352,475
Southern Co.	8,700	318,855
		1,759,641
Multi-Utilities — 2.7%
Ameren Corp.	5,000	251,500
Consolidated Edison Inc.	4,100	209,346
Dominion Resources, Inc.	8,100	719,037
PG&E Corp.	17,000	820,590
		2,000,473
Total Utilities		3,760,114

Total Common Stocks (Cost—$53,265,865)		59,025,597

	Principal Amount
Short-Term Securities — 0.8%
Repurchase Agreement ** — 0.8%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $625,333 (Cost—$625,068)	$625,068	625,068

Total Investments — 78.4% (Cost $53,890,933)		59,650,665
Other Assets Less Liabilities — 21.6%		16,445,095
Net Assets 100.0%		$76,095,760

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value

Common Stocks — 97.5%
Consumer Discretionary — 14.8%
Hotels, Restaurants & Leisure — 4.8%
International Game Technology	43,070	$1,739,167
Marriott International, Inc. (Class A)	39,470	1,932,451
McDonald’s Corp.	45,670	2,057,433
Starwood Hotels & Resorts Worldwide, Inc.	31,390	2,035,642
		7,764,693
Internet & Catalog Retail — 1.2%
IAC/InterActiveCorp. *	53,710	2,025,404
Leisure Equipment & Products — 1.4%
Mattel, Inc.	81,780	2,254,675
Media — 3.7%
DIRECTV Group, Inc. (The) *	83,380	1,923,577
Omnicom Group, Inc.	19,380	1,984,124
Walt Disney Co. (The)	63,630	2,190,781
		6,098,482
Multiline Retail — 2.3%
JC Penney Co., Inc.	24,180	1,986,629
Nordstrom, Inc.	33,290	1,762,372
		3,749,001
Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc. *	44,810	2,242,740
Total Consumer Discretionary		24,134,995

Consumer Staples — 3.8%
Food & Staples Retailing — 1.4%
Safeway, Inc.	62,020	2,272,413
Food Products — 1.1%
ConAgra Foods, Inc.	69,790	1,738,469
Tobacco — 1.3%
Loews Corp. - Carolina Group	28,910	2,185,885
Total Consumer Staples		6,196,767

Energy — 7.7%
Energy Equipment & Services — 5.1%
ENSCO International, Inc.	37,400	2,034,560
National Oilwell Varco, Inc. *	25,590	1,990,646
Schlumberger Ltd.	31,530	2,178,723
Transocean, Inc.*	25,420	2,076,814
		8,280,743
Oil, Gas & Consumable Fuels — 2.6%
Marathon Oil Corp.	21,890	2,163,388
Valero Energy Corp.	31,610	2,038,529
		4,201,917
Total Energy		12,482,660

Financials — 13.1%
Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	9,760	2,016,709
Morgan Stanley	19,910	1,568,112
		3,584,821
Diversified Financial Services — 1.2%
JPMorgan Chase & Co.	41,080	1,987,450
Insurance — 8.5%
ACE Ltd.	33,960	1,937,757
American International Group, Inc.	28,680	1,927,870
Chubb Corp.	37,940	1,960,360
Genworth Financial, Inc.	54,370	1,899,688
Principal Financial Group	32,460	1,943,380
Prudential Financial, Inc.	23,780	2,146,383
Travelers Cos., Inc. (The)	38,160	1,975,543
		13,790,981

Real Estate Investment Trusts — 1.2%
Prologis REIT	29,800	1,934,914
Total Financials		21,298,166

Health Care — 12.6%
Biotechnology — 1.1%
Genentech, Inc. *	22,150	1,818,958
Health Care Equipment & Supplies — 4.1%
Baxter International, Inc.	41,790	2,201,079
Becton Dickinson & Co.	31,430	2,416,653
Zimmer Holdings, Inc. *	23,690	2,023,363
		6,641,095
Health Care Providers & Services — 3.8%
Cigna Corp.	13,950	1,990,107
McKesson Corp.	37,900	2,218,666
Medco Health Solutions, Inc.*	26,790	1,943,079
		6,151,852
Pharmaceuticals — 3.6%
Forest Laboratories, Inc. *	39,470	2,030,337
Merck & Co., Inc.	40,900	1,806,553
Schering-Plough Corp.	79,560	2,029,575
		5,866,465
Total Health Care		20,478,370

Industrials — 13.4%
Aerospace & Defense — 3.5%
Boeing Co.	22,860	2,032,483
Lockheed Martin Corp.	20,010	1,941,370
Precision Castparts Corp.	17,200	1,789,660
		5,763,513
Airlines — 0.9%
AMR Corp. *	48,810	1,486,265

Commercial Services & Supplies — 1.1%
Avery Dennison Corp.	28,940	1,859,684
Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc.*	45,400	2,117,910
Electrical Equipment — 2.8%
Cooper Industries Ltd. (Class A)	50,280	2,262,097
Emerson Electric Co.	52,210	2,249,729
		4,511,826
Machinery — 2.6%
Parker Hannifin Corp.	24,030	2,074,029
Terex Corp. *	29,160	2,092,522
		4,166,551
Road & Rail — 1.2%
Union Pacific Corp.	19,610	1,991,395
Total Industrials		21,897,144

Information Technology — 20.4%
Communications Equipment — 4.7%
Cisco Systems, Inc. *	125,110	3,194,058
Corning, Inc. *	111,480	2,535,055
Harris Corp.	39,180	1,996,221
		7,725,334
Computers & Peripherals — 6.8%
Apple, Inc. *	27,810	2,583,827
EMC Corp.*	142,190	1,969,332
Hewlett-Packard Co.	60,670	2,435,294
International Business Machines Corp.	21,100	1,988,886
Sun Microsystems, Inc. *	356,350	2,141,663
		11,119,002
IT Services — 1.3%
Electronic Data Systems Corp.	74,020	2,048,874
Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc. *	106,760	1,955,843
Lam Research Corp. *	44,460	2,104,737
MEMC Electronic Materials, Inc. *	26,580	1,610,216
Nvidia Corp. *	57,160	1,645,065
		7,315,861

Software — 3.1%
BMC Software, Inc. *	66,210	2,038,606
Microsoft Corp.	106,960	2,980,975
		5,019,581
Total Information Technology		33,228,652

Materials — 6.5%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	26,900	1,989,524
Monsanto Co.	36,320	1,996,147
		3,985,671
Construction Materials — 1.4%
Vulcan Materials Co.	19,190	2,235,251
Metals & Mining — 1.5%
United States Steel Corp.	25,120	2,491,151
Paper & Forest Products — 1.2%
International Paper Co.	53,190	1,936,116
Total Materials		10,648,189

Telecommunication Services — 2.5%
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	53,980	2,128,431
Wireless Telecommunication Services — 1.2%
American Tower Corp. (Class A) *	50,650	1,972,818
Total Telecommunication Services		4,101,249

Utilities — 2.7%
Electric Utilities — 2.7%
FirstEnergy Corp.	31,840	2,109,082
FPL Group, Inc.	36,190	2,213,742
Total Utilities		4,322,824

Total Common Stocks
(Cost—$142,683,594)		158,789,016

	Principal Amount
Short-Term Securities — 2.2%
Repurchase Agreement ** — 2.2%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $3,683,837 (Cost—$3,682,278)	$3,682,278	3,682,278

Total Investments — 99.7%
(Cost $146,365,872)		162,471,294
Other Assets Less Liabilities — 0.3%		427,081
Net Assets 100.0%		$162,898,375

*      Non-income producing security.

**   The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —

Roszel/Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

	Shares	Value
Common Stocks — 87.5%
Consumer Discretionary — 17.5%
Distributors — 1.5%
Genuine Parts Co.	53,500	$2,621,500
Hotels, Restaurants & Leisure — 2.4%
Brinker International, Inc.	63,700	2,082,990
OSI Restaurant Partners, Inc.	51,500	2,034,250
		4,117,240
Household Durables — 3.4%
American Greetings Corp. (Class A)	36,100	837,881
Newell Rubbermaid, Inc.	52,600	1,635,334
Snap-On, Inc.	42,700	2,053,870
Tupperware Brands Corp.	44,900	1,119,357
		5,646,442
Media — 6.3%
Arbitron, Inc.	700	32,865
Clear Channel Communications, Inc.	76,600	2,684,064
Interpublic Group of Cos., Inc. *	313,591	3,860,305
RH Donnelley Corp.*	58,100	4,118,709
		10,695,943
Multiline Retail — 0.9%
Federated Department Stores, Inc.	34,816	1,568,461
Specialty Retail — 3.0%
Foot Locker, Inc.	83,000	1,954,650
OfficeMax, Inc.	60,600	3,196,044
		5,150,694
Total Consumer Discretionary		29,800,280
Consumer Staples — 4.5%
Beverages — 1.4%
Coca-Cola Enterprises, Inc.	115,300	2,334,825
Food & Staples Retailing — 2.5%
Kroger Co. (The)	73,700	2,082,025
Safeway, Inc.	59,800	2,191,072
		4,273,097
Food Products — 0.6%
Smithfield Foods, Inc. *	36,100	1,081,195
Total Consumer Staples		7,689,117
Energy — 5.8%
Energy Equipment & Services — 3.5%
GlobalSantaFe Corp.	48,900	3,016,152
Halliburton Co.	90,000	2,856,600
		5,872,752
Oil, Gas & Consumable Fuels — 2.3%
EOG Resources, Inc.	48,200	3,438,588
Range Resources Corp.	14,600	487,640
		3,926,228
Total Energy		9,798,980
Financials — 7.5%
Insurance — 6.6%
ACE Ltd.	24,400	1,392,264
Conseco, Inc. *	91,600	1,584,680
Everest Re Group Ltd.	7,700	740,509
Genworth Financial, Inc.	20,800	726,752
PartnerRe Ltd.	38,500	2,638,790
Safeco Corp.	22,500	1,494,675
XL Capital Ltd. (Class A)	37,400	2,616,504
		11,194,174
Real Estate — 0.9%
Host Hotels & Resorts, Inc. REIT	56,300	1,481,253
Total Financials		12,675,427

Health Care — 6.7%
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb, Inc.	33,200	1,698,512
Health Care Providers & Services — 1.3%
Aetna, Inc.	33,900	1,484,481
Healthsouth Corp.*	35,400	743,754
		2,228,235
Pharmaceuticals — 4.4%
King Pharmaceuticals, Inc. *	200,700	3,947,769
Mylan Laboratories, Inc.	168,350	3,558,919
		7,506,688
Total Health Care		11,433,435
Industrials — 7.6%
Commercial Services & Supplies — 3.0%
Allied Waste Industries, Inc. *	132,600	1,669,434
R.R. Donnelley & Sons Co.	94,605	3,461,597
		5,131,031
Electrical Equipment — 1.5%
Hubbell, Inc. (Class B)	51,400	2,479,536
Machinery — 2.2%
Cummins, Inc.	10,300	1,490,616
Timken Co.	73,800	2,236,878
		3,727,494
Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	20,700	1,598,868
Total Industrials		12,936,929
Information Technology — 12.8%
Communications Equipment — 5.7%
ADC Telecommunications, Inc. *	135,300	2,264,922
Avaya, Inc. *	234,600	2,770,626
JDS Uniphase Corp.*	152,975	2,329,809
Tellabs, Inc. *	232,100	2,297,790
		9,663,147
Internet Software & Services — 0.2%
Openwave Systems, Inc. *	50,800	414,020

IT Services — 2.0%
Sabre Holdings Corp. (Class A)	103,400	3,386,350
Software — 4.9%
Cadence Design Systems, Inc. *	145,600	3,066,336
McAfee, Inc. *	113,200	3,291,856
Sybase, Inc. *	79,800	2,017,344
		8,375,536
Total Information Technology		21,839,053

Materials — 11.2%
Chemicals — 6.0%
Chemtura Corp.	175,500	1,918,215
Eastman Chemical Co.	47,900	3,033,507
Monsanto Co.	28,700	1,577,352
Mosiac Co. (The) *	116,000	3,092,560
Potash Corp. of Saskatchewan	3,926	627,885
		10,249,519
Containers & Packaging — 2.7%
Ball Corp.	66,100	3,030,685
Pactiv Corp. *	47,300	1,595,902
		4,626,587
Paper & Forest Products — 2.5%
Bowater, Inc.	81,400	1,938,948
MeadWestvaco Corp.	73,900	2,279,076
		4,218,024
Total Materials		19,094,130
Telecommunication Services — 5.7%
Diversified Telecommunication Services — 5.7%
CenturyTel, Inc.	35,400	1,599,726
Embarq Corp.	56,300	3,172,505
Level 3 Communications, Inc.*	75,300	459,330
Qwest Communications International, Inc. *	503,100	4,522,869
Total Telecommunication Services		9,754,430

Utilities — 8.2%
Electric Utilities — 2.0%
Northeast Utilities	103,000	3,375,310
Gas Utilities — 0.4%
Southwest Gas Corp.	16,600	645,242
Multi-Utilities — 5.8%
Ameren Corp.	51,800	2,605,540
CMS Energy Corp.	154,900	2,757,220
NiSource, Inc.	129,400	3,162,536
Puget Energy, Inc.	52,100	1,337,928
		9,863,224
Total Utilities		13,883,776

Total Common Stocks
(Cost—$114,312,024)		148,905,557
	Principal Amount
Short-Term Securities — 1.9%
Repurchase Agreement ** — 1.9%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $3,237,094 (Cost—$3,235,724)	$3,235,724	3,235,724

Total Investments — 89.4%
(Cost $117,547,748)		152,141,281
Other Assets Less Liabilities — 10.6%		17,996,465
Net Assets 100.0%		$170,137,746

*            Non-income producing security.

**     The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—

Roszel/Seligman Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value

Common Stocks — 99.6%
Consumer Discretionary — 21.9%
Diversified Consumer Services — 1.5%
Apollo Group, Inc. (Class A) *	17,400	$763,860

Hotels, Restaurants & Leisure — 6.6%
Hilton Hotels Corp.	14,700	528,612
Life Time Fitness, Inc. *	7,500	385,575
Pinnacle Entertainment, Inc. *	21,000	610,470
WMS Industries, Inc. *	22,900	898,596
Wynn Resorts Ltd.	10,300	977,058
		3,400,311
Internet & Catalog Retail — 2.0%
NutriSystem, Inc.*	19,200	1,006,272

Media — 0.8%
Liberty Global, Inc. (Class A)*	12,100	398,453

Specialty Retail — 7.0%
Coldwater Creek, Inc.*	26,000	527,280
GameStop Corp. (Class A) *	33,400	1,087,838
OfficeMax, Inc.	12,800	675,072
Urban Outfitters, Inc. *	49,400	1,309,594
		3,599,784
Textiles, Apparel & Luxury Goods — 4.0%
Coach, Inc. *	13,500	675,675
Iconix Brand Group, Inc. *	68,700	1,401,480
		2,077,155
Total Consumer Discretionary		11,245,835

Consumer Staples — 2.2%
Food & Staples Retailing — 2.2%
Rite Aid Corp.*	194,700	1,123,419

Energy — 8.5%
Energy Equipment & Services — 6.8%
BJ Services Co.	32,100	895,590
ENSCO International, Inc.	13,900	756,160
Grant Prideco, Inc. *	18,100	902,104
National Oilwell Varco, Inc. *	8,900	692,331
Weatherford International Ltd. *	5,600	252,560
		3,498,745
Oil, Gas & Consumable Fuels — 1.7%
Noble Energy, Inc.	14,500	864,925
Total Energy		4,363,670

Financials — 1.9%
Capital Markets — 1.2%
E*Trade Financial Corp. *	28,400	602,648

Diversified Financial Services — 0.7%
Chicago Mercantile Exchange Holdings, Inc. (Class A)	700	372,722
Total Financials		975,370

Health Care — 18.9%
Biotechnology — 5.5%
BioMarin Pharmaceticals, Inc. *	13,200	227,832
Celgene Corp. *	14,100	739,686
Cephalon, Inc. *	7,100	505,591
Cepheid, Inc. *	46,600	553,608
Genzyme Corp. *	4,200	252,084
MedImmune, Inc. *	15,055	547,851
		2,826,652
Health Care Equipment & Supplies — 5.2%
Dentsply International, Inc.	24,300	795,825

Gen-Probe, Inc.*	21,500	1,012,220
Hologic, Inc.*	5,900	340,076
Northstar Neuroscience, Inc. *	19,600	250,880
Respironics, Inc. *	6,400	268,736
		2,667,737
Health Care Providers & Services — 4.5%
Coventry Health Care, Inc. *	9,700	543,685
Henry Schein, Inc. *	9,300	513,174
inVentiv Health, Inc. *	6,800	260,372
Psychiatric Solutions, Inc. *	8,900	358,759
Quest Diagnostics, Inc.	12,800	638,336
		2,314,326
Life Sciences Tools & Services — 1.1%
Waters Corp.*	9,700	562,600
Pharmaceuticals — 2.6%
Adams Respiratory Therapeutics, Inc.*	6,600	221,958
Allergan, Inc.	6,700	742,494
Shire plc, ADR	6,200	383,780
		1,348,232
Total Health Care		9,719,547

Industrials — 11.5%
Aerospace & Defense — 4.5%
Goodrich Corp.	16,500	849,420
Precision Castparts Corp.	10,200	1,061,310
Spirit Aerosystems Holdings, Inc.*	12,200	388,570
		2,299,300
Commercial Services & Supplies — 0.6%
eTelecare Global Solutions, Inc., ADR *	21,600	327,240
Electrical Equipment — 1.8%
Thomas & Betts Corp.*	19,000	927,580
Industrial Conglomerates — 1.9%
Textron, Inc.	11,200	1,005,760
Machinery — 2.2%
AGCO Corp. *	12,600	465,822
ITT Corp.	10,700	645,424
		1,111,246
Road & Rail — 0.5%
CSX Corp.	6,200	248,310
Total Industrials		5,919,436

Information Technology — 25.9%
Communications Equipment — 4.8%
Comverse Technology, Inc. *	60,600	1,293,810
OpNext, Inc. *	33,800	499,902
Research In Motion Ltd. *	4,900	668,801
		2,462,513
Computers & Peripherals — 3.7%
Brocade Communications Systems, Inc. *	38,900	370,328
Palm, Inc. *	40,900	741,517
Seagate Technology	35,200	820,160
		1,932,005
Electronic Equipment & Instruments — 0.8%
Trimble Navigation Ltd. *	14,700	394,548
Internet Software & Services — 4.8%
Equinix, Inc. *	7,500	642,225
SAVVIS, Inc. *	29,100	1,393,308
VeriSign, Inc. *	17,100	429,552
		2,465,085
IT Services — 1.8%
Cognizant Technology Solutions Corp., (Class A) *	10,300	909,181

Semiconductors & Semiconductor Equipment — 5.8%
Broadcom Corp. (Class A) *	16,100	516,327
Formfactor, Inc.*	21,000	939,750
Integrated Device Technology, Inc. *	19,900	306,858
Intersil Corp. (Class A)	31,800	842,382
Kla-Tencor Corp.	7,200	383,904
		2,989,221
Software — 4.2%
Amdocs Ltd. *	11,600	423,168
Business Objects SA, ADR *	10,600	383,614
Electronic Arts, Inc. *	10,700	538,852
Salesforce.com, Inc. *	19,000	813,580
		2,159,214
Total Information Technology		13,311,767

Materials — 2.6%
Metals & Mining — 2.6%
Century Aluminum Co. *	8,700	407,856
Freeport-McMoRan Copper & Gold, Inc.	14,000	926,660
Total Materials		1,334,516

Telecommunication Services — 6.2%
Diversified Telecommunication Services — 1.5%
Time Warner Telecom, Inc. (Class A) *	37,000	768,490

Wireless Telecommunication Services — 4.7%
American Tower Corp. (Class A) *	20,000	779,000
NII Holdings, Inc. *	21,800	1,617,124
		2,396,124
Total Telecommunication Services		3,164,614

Total Common Stocks (Cost—$47,127,950)		51,158,174

Short-Term Securities — 0.5%
Repurchase Agreement ** — 0.5%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $269,707 (Cost—$269,593)	$269,593	269,593

Total Investments — 100.1% (Cost $47,397,543)		51,427,767
Other Liabilities in Excess of Assets — (0.1)%		(37,468)
Net Assets 100.0%		$51,390,299

*            Non-income producing security.

**     The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 101.6%
Consumer Discretionary — 6.5%
Auto Components — 0.9%
ArvinMeritor, Inc.	52,100	$950,825
Automobiles — 1.0%
Thor Industries, Inc.	27,200	1,071,408
Hotels, Restaurants & Leisure — 1.0%
CKE Restaurants, Inc.	57,300	1,080,678

Specialty Retail — 3.4%
Asbury Automotive Group, Inc.	42,800	1,209,100
Brown Shoe Co., Inc.	11,400	478,800
Cato Corp. (The) (Class A)	37,450	875,956
Stein Mart, Inc.	72,900	1,189,728
		3,753,584
Textiles, Apparel & Luxury Goods — 0.2%
Kellwood Co.	9,000	263,970
Total Consumer Discretionary		7,120,465

Consumer Staples — 8.8%
Food & Staples Retailing — 2.1%
Ruddick Corp.	38,700	1,164,096
Weis Markets, Inc.	24,900	1,113,030
		2,277,126
Food Products — 4.3%
Corn Products International, Inc.	35,500	1,263,445
J.M. Smucker Co. (The)	23,500	1,253,020
Lancaster Colony Corp.	23,600	1,042,884
Pilgrim’s Pride Corp.	35,200	1,168,288
		4,727,637
Household Products — 1.0%
WD-40 Co.	35,400	1,122,534
Tobacco — 1.4%
Universal Corp.	24,400	1,496,940
Total Consumer Staples		9,624,237

Energy — 16.4%
Energy Equipment & Services — 2.1%
Lufkin Industries, Inc.	20,900	1,174,162
Tidewater, Inc.	19,500	1,142,310
		2,316,472
Oil, Gas & Consumable Fuels — 14.3%
Berry Petroleum Co. (Class A)	41,300	1,266,258
Cabot Oil & Gas Corp.	21,250	1,430,550
Frontline Ltd.	35,800	1,270,900
General Maritime Corp.	29,700	857,736
Holly Corp.	24,500	1,452,850
Massey Energy Co.	21,900	525,381
Penn Virginia Corp.	18,900	1,387,260
Range Resources Corp.	44,900	1,499,660
Ship Finance International Ltd.	3,836	105,214
St. Mary Land & Exploration Co.	33,600	1,232,448
Teekay Shipping Corp.	23,000	1,244,530
W&T Offshore, Inc.	39,100	1,131,163
Western Refining, Inc.	37,900	1,478,858
World Fuel Services Corp.	16,200	749,412
		15,632,220
Total Energy		17,948,692

Financials — 21.1%
Commercial Banks — 4.9%
Amcore Financial, Inc.	23,800	755,650
Bancorpsouth, Inc.	44,300	1,083,135
Bank of Hawaii Corp.	5,300	281,059
FirstMerit Corp.	11,800	249,098

Old National Bancorp	53,010	963,722
Provident Bancshares Corp.	32,000	1,051,520
Susquehanna Bancshares, Inc.	43,400	1,006,446
		5,390,630
Consumer Finance — 1.2%
Advance America Cash Advance Centers, Inc.	83,400	1,283,526
Insurance — 5.4%
American Equity Investment Life Holding Co.	97,100	1,274,923
Delphi Financial Group	27,850	1,120,405
Infinity Property & Casualty Corp.	28,600	1,340,196
LandAmerica Financial Group, Inc.	15,800	1,167,778
Ohio Casualty Corp.	32,200	964,390
		5,867,692
Real Estate — 8.6%
CBL & Associates Properties, Inc. REIT	26,800	1,201,712
Equity One, Inc. REIT	43,600	1,155,400
First Industrial Realty Trust, Inc. REIT	25,000	1,132,500
Healthcare Realty Trust, Inc. REIT	31,600	1,178,680
HRPT Properties Trust REIT	96,800	1,190,640
Nationwide Health Properties, Inc. REIT	33,400	1,044,084
New Plan Excel Realty Trust REIT	33,400	1,103,202
Potlatch Corp. REIT	29,637	1,356,782
		9,363,000
Thrifts & Mortgage Finance — 1.0%
Washington Federal, Inc.	48,520	1,138,279
Total Financials		23,043,127

Health Care — 3.8%
Health Care Equipment & Supplies — 2.1%
Arrow International, Inc.	12,800	411,648
Invacare Corp.	38,200	666,208
West Pharmaceutical Services, Inc.	27,200	1,262,896
		2,340,752
Health Care Providers & Services — 1.7%
Landauer, Inc.	9,500	479,560
Owens & Minor, Inc.	37,500	1,377,375
		1,856,935
Total Health Care		4,197,687

Industrials — 21.9%
Aerospace & Defense — 2.4%
Curtiss-Wright Corp.	33,100	1,275,674
DRS Technologies, Inc.	25,900	1,351,203
		2,626,877
Airlines — 1.1%
Skywest, Inc.	44,100	1,183,203
Building Products — 2.9%
Lennox International, Inc.	31,200	1,113,840
Simpson Manufacturing Co., Inc.	40,100	1,236,684
Universal Forest Products, Inc.	16,100	797,755
		3,148,279
Commercial Services & Supplies — 2.0%
Ennis, Inc.	47,800	1,279,128
Kelly Services, Inc. (Class A)	27,700	891,940
		2,171,068
Electrical Equipment — 2.1%
Acuity Brands, Inc.	21,300	1,159,572
Regal-Beloit Corp.	24,900	1,154,862
		2,314,434
Industrial Conglomerates — 1.0%
Teleflex, Inc.	16,100	1,095,927
Machinery — 8.4%
Albany International Corp.	31,200	1,121,328
Barnes Group, Inc.	54,300	1,249,443
Briggs & Stratton Corp.	35,300	1,089,005
Crane Co.	32,200	1,301,524
Harsco Corp.	26,800	1,202,248
Kennametal, Inc.	19,000	1,284,590
Lincoln Electric Holdings, Inc.	18,300	1,089,948
Mueller Industries, Inc.	29,600	890,960
		9,229,046

Road & Rail — 2.0%
Arkansas Best Corp.	30,900	1,098,495
Werner Enterprises, Inc.	63,100	1,146,527
		2,245,022
Total Industrials		24,013,856

Information Technology — 2.2%
Electronic Equipment & Instruments — 2.2%
Technitrol, Inc.	52,200	1,367,118
Tektronix, Inc.	37,100	1,044,736
		2,411,854
Materials — 10.0%
Chemicals — 5.1%
Lubrizol Corp.	24,000	1,236,720
Methanex Corp.	46,700	1,042,811
RPM International, Inc.	48,900	1,129,590
Sensient Technologies Corp.	45,800	1,180,724
Westlake Chemical Corp.	37,200	1,009,980
		5,599,825
Metals & Mining — 4.9%
Agnico-Eagle Mines Ltd.	33,400	1,183,028
Cleveland-Cliffs, Inc.	23,500	1,504,235
Commercial Metals Co.	47,000	1,473,450
Iamgold Corp.	150,900	1,163,439
		5,324,152
Total Materials		10,923,977

Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
USA Mobility, Inc.	59,500	1,185,835
Utilities — 9.8%
Electric Utilities — 1.8%
Cleco Corp.	42,700	1,102,941
Duquesne Light Holdings, Inc.	43,600	862,844
		1,965,785
Gas Utilities — 6.9%
Atmos Energy Corp.	39,200	1,226,176
Energen Corp.	29,000	1,475,810
National Fuel Gas Co.	28,900	1,250,214
Southwest Gas Corp.	31,800	1,236,066
UGI Corp.	47,900	1,279,409
WGL Holdings, Inc.	35,400	1,132,092
		7,599,767
Multi-Utilities — 1.1%
Vectren Corp.	41,900	1,198,340
Total Utilities		10,763,892

Total Common Stocks
(Cost—$87,073,207)		111,233,622

	Principal Amount
Short-Term Securities — 3.5%
Repurchase Agreement * — 3.5%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $3,841,268 (Cost—$3,839,643)	$3,839,643	3,839,643

Total Investments — 105.1%
(Cost $90,912,850)		115,073,265
Other Liabilities in Excess of Assets — (5.1)%		(5,615,415)
Net Assets 100.0%		$109,457,850

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 19.6%
Distributors — 1.0%
LKQ Corp. *	35,650	$779,309

Diversified Consumer Services — 1.4%
INVESTools, Inc.*	75,104	1,043,945

Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc. (Class A) *	9,800	608,580
Gaylord Entertainment Co. *	14,400	761,328
Jamba, Inc. *	28,850	264,843
Orient-Express Hotels Ltd.	9,800	586,236
Shuffle Master, Inc. *	18,500	337,625
WMS Industries, Inc. *	18,550	727,902
		3,286,514
Household Durables — 1.0%
Champion Enterprises, Inc. *	87,700	771,760

Internet & Catalog Retail — 3.0%
FTD Group, Inc.	25,900	428,127
Gaiam, Inc. (Class A) *	44,400	698,856
Priceline.com, Inc. *	21,100	1,123,786
		2,250,769
Leisure Equipment & Products — 0.5%
Pool Corp.	10,200	365,160

Media — 1.2%
Lions Gate Entertainment Corp. *	49,250	562,435
Morningstar, Inc. *	7,250	374,390
		936,825
Specialty Retail — 4.6%
Aeropostale, Inc. *	13,500	543,105
Bebe Stores, Inc.	29,300	509,234
GameStop Corp. (Class A) *	48,400	1,576,388
Hibbett Sports, Inc. *	19,000	543,210
J. Crew Group, Inc. *	7,616	305,935
		3,477,872
Textiles, Apparel & Luxury Goods — 2.5%
Heelys, Inc. *	9,800	287,532
Iconix Brand Group, Inc. *	35,200	718,080
Quicksilver, Inc. *	43,250	501,700
Under Armour, Inc. (Class A) *	7,400	379,620
		1,886,932
Total Consumer Discretionary		14,799,086

Consumer Staples — 1.7%
Food Products — 0.7%
SunOpta, Inc. *	45,790	544,901

Personal Products — 1.0%
Bare Escentuals, Inc.*	20,100	720,987
Total Consumer Staples		1,265,888

Energy — 6.8%
Energy Equipment & Services — 3.3%
Gulf Island Fabrication, Inc.	9,000	240,660
Hornbeck Offshore Services, Inc. *	24,843	711,752
Oceaneering International, Inc. *	15,400	648,648
Universal Compression Holdings, Inc. *	13,050	883,224
		2,484,284
Oil, Gas & Consumable Fuels — 3.5%
Bois d’Arc Energy, Inc.*	24,400	322,812
Carrizo Oil & Gas, Inc.*	15,800	552,368
GeoMet, Inc. *	27,556	243,044
Penn Virginia Corp.	8,600	631,240
World Fuel Services Corp.	18,650	862,749
		2,612,213
Total Energy		5,096,497

Financials — 9.5%
Capital Markets — 1.9%
Affiliated Managers Group, Inc. *	6,550	709,693
Investment Technology Group, Inc. *	17,500	686,000
		1,395,693
Diversified Financial Services — 3.0%
Endeavor Acquisition Corp. *	67,650	734,002
International Securities Exchange Holdings, Inc.	7,900	385,520
Marlin Business Services Corp. *	52,092	1,139,773
		2,259,295
Insurance — 2.7%
Castlepoint Holdings Ltd.	35,400	578,790
ProAssurance Corp. *	12,050	616,358
Security Capital Assurance Ltd.	30,650	865,249
		2,060,397
Real Estate — 1.0%
Resource Capital Corp. REIT	47,800	771,492

Thrifts & Mortgage Finance — 0.9%
WSFS Financial Corp.	11,050	712,504
Total Financials		7,199,381

Health Care — 22.3%
Biotechnology — 2.8%
BioMarin Pharmaceticals, Inc. *	18,200	314,132
Keryx Biopharmaceuticals, Inc. *	30,350	319,282
Myriad Genetics, Inc. *	24,550	845,993
Theravance, Inc. *	10,850	320,075
United Therapeutics Corp. *	6,400	344,192
		2,143,674
Health Care Equipment & Supplies — 7.5%
Accuray, Inc.*	7,300	162,352
Arthrocare Corp. *	21,500	774,860
DJO, Inc. *	21,250	805,375
Hologic, Inc.*	6,400	368,896
Inverness Medical Innovations, Inc. *	14,450	632,621
Kyphon, Inc. *	19,650	887,001
Mentor Corp.	14,650	673,900
Neurometrix, Inc. *	22,400	217,504
Northstar Neuroscience, Inc. *	39,395	504,256
Thoratec Corp. *	30,350	634,315
		5,661,080
Health Care Providers & Services — 5.4%
Chemed Corp.	15,550	761,328
Gentiva Health Services, Inc. *	56,200	1,133,554
Healthways, Inc. *	18,800	878,900
Psychiatric Solutions, Inc. *	13,050	526,045
Sunrise Senior Living, Inc. *	10,050	397,176
Symbion, Inc.*	18,350	359,844
		4,056,847
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	13,600	364,616

Life Sciences Tools & Services — 3.9%
Covance, Inc. *	12,050	715,047
Enzo Biochem, Inc.*	55,875	842,595
Exelixis, Inc. *	37,450	372,253
Illumina, Inc. *	15,450	452,685
Medivation, Inc. *	16,800	316,848
Nektar Therapeutics *	20,500	267,730
		2,967,158
Pharmaceuticals — 2.2%
Adams Respiratory Therapeutics, Inc.*	30,150	1,013,944
Nastech Pharmaceutical Co., Inc. *	22,400	241,696
Viropharma, Inc. *	26,000	373,100
		1,628,740
Total Health Care		16,822,115

Industrials — 7.8%
Aerospace & Defense — 2.1%
Heico Corp.	43,600	1,590,964

Air Freight & Logistics — 0.7%
UTi Worldwide, Inc.	21,400	526,012

Commercial Services & Supplies — 1.0%
Interface, Inc.	46,000	735,540

Electrical Equipment — 2.3%
Acuity Brands, Inc.	10,300	560,732
General Cable Corp. *	22,450	1,199,503
		1,760,235
Machinery — 0.4%
Kaydon Corp.	6,450	274,512

Marine — 1.3%
American Commercial Lines, Inc. *	31,250	982,813
Total Industrials		5,870,076

Information Technology — 25.8%
Communications Equipment — 1.7%
Finisar Corp.*	122,700	429,450
Viasat, Inc. *	26,650	878,650
		1,308,100
Computers & Peripherals — 0.9%
Komag, Inc. *	19,750	646,418

Electronic Equipment & Instruments — 1.6%
Aeroflex, Inc. *	39,400	518,110
IPG Photonics Corp. *	35,100	673,920
		1,192,030
Internet Software & Services — 5.1%
Bankrate, Inc. *	19,350	681,894
DealerTrack Holdings, Inc. *	29,600	909,312
Digital River, Inc.*	14,600	806,650
Liquidity Services, Inc. *	39,800	674,212
Marchex, Inc. (Class B)	30,250	463,430
Switch and Data Facilities Co., Inc. *	19,330	350,260
		3,885,758
IT Services — 5.2%
Alliance Data Systems Corp. *	6,050	372,801
Gartner, Inc. *	30,700	735,265
Isilon Systems, Inc. *	30,750	497,228
Syntel, Inc.	13,400	464,310
VeriFone Holdings, Inc. *	40,900	1,502,257
Wright Express Corp.*	12,100	366,993
		3,938,854
Semiconductors & Semiconductor Equipment — 6.2%
Applied Micro Circuits Corp. *	109,800	400,770
Diodes, Inc. *	19,150	667,378
Formfactor, Inc.*	19,350	865,913
Hittite Microwave Corp. *	15,050	604,559
Microsemi Corp.*	52,150	1,085,241
Trident Microsystems, Inc. *	17,700	355,062
Varian Semiconductor Equipment Associates, Inc. *	13,300	709,954
		4,688,877
Software — 5.1%
Ansys, Inc. *	17,850	906,244
Blackboard, Inc. *	25,750	865,972
Epicor Software Corp. *	39,974	556,038
Nuance Communications, Inc.*	72,050	1,103,085
Sourcefire, Inc. *	22,000	387,860
		3,819,199
Total Information Technology		19,479,236

Materials — 3.4%
Construction Materials — 1.1%
Eagle Materials, Inc.	19,150	854,664

Containers & Packaging — 0.5%
Intertape Polymer Group, Inc.*	89,450	368,534

Metals & Mining — 1.8%
Allegheny Technologies, Inc.	3,550	378,750
Century Aluminum Co. *	20,603	965,869
		1,344,619
Total Materials		2,567,817

Telecommunication Services — 2.5%
Diversified Telecommunication Services
Cbeyond, Inc.*	27,400	803,642
Globalstar, Inc. *	66,225	701,985
NeuStar, Inc. (Class A) *	13,000	369,720
Total Telecommunication Services		1,875,347

Total Common Stocks (Cost — $66,523,950)		74,975,443

	Principal Amount
Short-Term Securities — 0.7%
Discount Note — 0.7%
Federal Home Loan Bank, 5.00%, due 04/02/07 ** (Cost — $571,921)	$572,000	571,841

Total Investments — 100.1% (Cost —$67,095,871)		75,547,284
Other Liabilities in Excess of Assets — (0.1)%		(89,430)
Net Assets 100.0%		$75,457,854

*                 Non-income producing security.

**          Zero coupon security - rate disclosed is yield as of March 31, 2007.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.5%
Consumer Discretionary — 19.9%
Diversified Consumer Services — 1.2%
Jackson Hewitt Tax Service, Inc.	13,200	$424,776

Hotels, Restaurants & Leisure — 3.0%
Sonic Corp. *	12,425	276,829
Texas Roadhouse, Inc. (Class A) *	31,200	444,600
Wynn Resorts Ltd.	3,900	369,954
		1,091,383
Internet & Catalog Retail — 2.6%
NutriSystem, Inc.*	10,000	524,100
Shutterfly, Inc. *	25,100	402,604
		926,704
Specialty Retail — 6.3%
Dick’s Sporting Goods, Inc.*	13,800	803,988
DSW, Inc. (Class A) *	13,700	578,277
J. Crew Group, Inc. *	11,900	478,023
Zumiez, Inc.*	10,500	421,260
		2,281,548
Textiles, Apparel & Luxury Goods — 6.8%
Coach, Inc. *	22,500	1,126,125
CROCS, Inc. *	12,100	571,725
Under Armour, Inc. (Class A) *	14,400	738,720
		2,436,570
Total Consumer Discretionary		7,160,981

Consumer Staples — 1.7%
Personal Products — 1.7%
Bare Escentuals, Inc.*	6,200	222,394
Chattem, Inc. *	6,500	383,110
		605,504
Energy — 4.4%
Energy Equipment & Services — 2.9%
CARBO Ceramics, Inc.	8,550	398,002
Hydril *	4,100	394,584
North American Energy Partners, Inc.*	11,200	236,208
		1,028,794
Oil, Gas & Consumable Fuels — 1.5%
Helix Energy Solutions Group, Inc.*	14,920	556,367
Total Energy		1,585,161

Financials — 9.9%
Capital Markets — 2.6%
Investment Technology Group, Inc. *	10,500	411,600
Waddell & Reed Financial, Inc.	22,600	527,032
		938,632
Commercial Banks — 1.2%
Signature Bank *	3,700	120,398
Whitney Holding Corp.	9,900	302,742
		423,140
Diversified Financial Services — 0.6%
Nasdaq Stock Market, Inc. (The) *	7,300	214,693

Insurance — 3.0%
Aspen Insurance Holdings Ltd.	8,800	230,648
Delphi Financial Group	9,325	375,145
Hanover Insurance Group, Inc. (The)	10,300	475,036
		1,080,829
Real Estate — 1.0%
KKR Financial Corp. REIT	12,300	337,389

Real Estate Management & Development — 0.4%
Meruelo Maddux Properties, Inc.*	17,400	152,250

Thrifts & Mortgage Finance — 1.1%
Webster Financial Corp.	8,200	393,682
Total Financials		3,540,615

Health Care — 19.2%
Biotechnology — 9.4%
Acadia Pharmaceuticals, Inc. *	10,700	160,714
Cepheid, Inc. *	25,400	301,752
Digene Corp. *	8,300	352,003
Lifecell Corp.*	15,700	392,029
Martek Biosciences Corp. *	400	8,248
Medarex, Inc.*	29,000	375,260
PDL BioPharma, Inc. *	25,700	557,690
Progenics Pharmaceuticals, Inc. *	13,800	326,784
Telik, Inc. *	40,000	217,200
United Therapeutics Corp. *	12,700	683,006
		3,374,686
Health Care Equipment & Supplies — 6.6%
Align Technology, Inc. *	16,700	264,862
Conceptus, Inc. *	35,900	718,000
Hologic, Inc.*	13,500	778,140
NuVasive, Inc.*	25,300	600,875
		2,361,877
Life Sciences Tools & Services — 0.9%
Techne Corp. *	5,600	319,760

Pharmaceuticals — 2.3%
MGI Pharma, Inc. *	17,000	381,990
Sciele Pharma, Inc. *	18,700	442,816
		824,806
Total Health Care		6,881,129

Industrials — 13.4%
Aerospace & Defense — 0.8%
Hexcel Corp. *	14,400	285,840

Air Freight & Logistics — 0.9%
UTi Worldwide, Inc.	13,400	329,372

Commercial Services & Supplies — 6.8%
Advisory Board Co. (The) *	9,200	465,704
American Reprographics Co.*	11,800	363,322
Cenveo, Inc.*	22,700	551,610
Geo Group, Inc. (The)*	11,600	525,712
Monster Worldwide, Inc. *	10,900	516,333
		2,422,681
Electrical Equipment — 1.0%
Energy Conversion Devices, Inc.*	10,300	359,882

Machinery — 1.4%
Bucyrus International, Inc.	9,200	473,800
Middleby Corp.	300	39,552
		513,352
Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	14,100	369,984

Trading Companies & Distributors — 1.5%
MSC Industrial Direct Co.	11,600	541,488
Total Industrials		4,822,599

Information Technology — 28.0%
Communications Equipment — 6.3%
F5 Networks, Inc. *	10,200	680,136
Foundry Networks, Inc. *	34,000	461,380
Polycom, Inc. *	21,700	723,261
Powerwave Technologies, Inc.*	71,800	408,542
		2,273,319
Computers & Peripherals — 0.0%
Super Micro Computer, Inc. *	1,900	17,081

Electronic Equipment & Instruments — 2.7%
Itron, Inc. *	7,000	455,280
Mettler Toledo International, Inc. *	5,700	510,549
		965,829
Internet Software & Services — 4.1%
Akamai Technologies, Inc. *	12,500	624,000
Digital River, Inc.*	7,000	386,750

Equinix, Inc. *	4,300	368,209
Knot, Inc. (The) *	4,000	86,120
		1,465,079
Semiconductors & Semiconductor Equipment — 5.8%
Microsemi Corp.*	28,000	582,680
Silicon Laboratories, Inc.*	11,300	338,096
Sirf Technology Holdings, Inc.*	10,000	277,600
Trident Microsystems, Inc. *	20,900	419,254
Varian Semiconductor Equipment Associates, Inc. *	8,600	459,068
		2,076,698
Software — 9.1%
Informatica Corp. *	29,000	389,470
Macrovision Corp. *	20,000	501,000
Nuance Communications, Inc.*	41,800	639,958
Opsware, Inc. *	53,700	389,325
Salesforce.com, Inc. *	10,700	458,174
THQ, Inc. *	16,700	570,973
Wind River Systems, Inc. *	31,100	309,134
		3,258,034
Total Information Technology		10,056,040

Materials — 2.0%
Metals & Mining — 2.0%
AMCOL International Corp.	8,600	254,990
Carpenter Technology Corp.	3,900	470,964
Total Materials		725,954

Total Common Stocks
(Cost—$29,711,144)		35,377,983

	Principal Amount
Short-Term Securities — 1.3%
Repurchase Agreement ** — 1.3%
Nomura Securities International, Inc.,
5.08%, dated 03/30/07, due 04/02/07, total to be received $449,841 (Cost—$449,651)	$449,651	449,651

Total Investments 99.8%
(Cost —$30,160,795)		35,827,634
Other Assets Less Liabilities — 0.2%		73,101
Net Assets — 100.0%		$35,900,735

*     Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio
Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 91.7%
Consumer Discretionary — 17.6%
Auto Components — 0.4%
ArvinMeritor, Inc.	4,213	$76,887

Automobiles — 0.7%
General Motors Corp.	2,027	62,107
Harley-Davidson, Inc.	272	15,980
Thor Industries, Inc.	1,527	60,149
		138,236
Hotels Restaurants & Leisure — 2.3%
Ameristar Casinos, Inc.	410	13,165
Brinker International, Inc.	2,329	76,158
Carnival Corp.	741	34,723
CBRL Group, Inc.	1,114	51,578
Darden Restaurants, Inc.	1,732	71,341
Jack in the Box, Inc. *	665	45,971
McDonald’s Corp.	648	29,192
Ruby Tuesday, Inc.	2,312	66,123
Vail Resorts, Inc. *	223	12,116
Wendy’s International, Inc.	1,010	31,613
Wyndham Worldwide Corp. *	1,071	36,575
		468,555
Household Durables — 3.0%
American Greetings Corp. (Class A)	2,137	49,600
Black & Decker Corp.	629	51,339
Jarden Corp. *	1,337	51,207
KB Home	1,108	47,278
Leggett & Platt, Inc.	491	11,131
Meritage Homes Corp. *	1,511	48,533
Mohawk Industries, Inc. *	786	64,491
NVR, Inc. *	121	80,465
Ryland Group, Inc.	1,059	44,679
Tempur-Pedic International, Inc.	2,770	71,992
Tupperware Brands Corp.	1,456	36,298
Whirlpool Corp.	526	44,663
		601,676
Internet & Catalog Retail — 1.3%
Amazon.Com, Inc. *	1,408	56,024
Expedia, Inc. *	999	23,157
IAC/InterActiveCorp. *	1,454	54,830
NutriSystem, Inc. *	1,223	64,097
Priceline.com, Inc. *	1,266	67,427
		265,535
Leisure Equipment & Products — 0.3%
Mattel, Inc.	2,039	56,215

Media — 1.6%
Belo Corp. (Class A)	1,839	34,334
DIRECTV Group, Inc. (The) *	2,295	52,946
DreamWorks Animation SKG, Inc. (Class A) *	1,222	37,369
EchoStar Communications Corp. (Class A) *	1,438	62,452
Entercom Communications Corp. (Class A)	519	14,625
Gannett Co., Inc.	372	20,940
Meredith Corp.	181	10,388
Omnicom Group, Inc.	575	58,869
Scholastic Corp. *	746	23,201
Warner Music Group Corp.	706	12,044
		327,168
Multiline Retail — 1.4%
Big Lots, Inc. *	752	23,523
Dollar Tree Stores, Inc. *	2,050	78,392
Family Dollar Stores, Inc.	405	11,996
Federated Department Stores, Inc.	1,010	45,501
JC Penney Co., Inc.	926	76,080
Kohl’s Corp. *	755	57,841
		293,333
Specialty Retail — 5.6%
Aeropostale, Inc. *	2,266	91,161
American Eagle Outfitters	2,349	70,447
AnnTaylor Stores Corp. *	1,055	40,913
Autonation, Inc. *	3,135	66,587
Autozone, Inc. *	625	80,088
Brown Shoe Co., Inc.	587	24,654
Charming Shoppes, Inc. *	2,635	34,123
Dress Barn, Inc. *	2,961	61,618
Foot Locker, Inc.	2,427	57,156
Group 1 Automotive, Inc.	1,331	52,934
Gymboree Corp. *	1,455	58,302
Men’s Wearhouse, Inc.	1,597	75,139
OfficeMax, Inc.	1,048	55,272
Payless Shoesource, Inc. *	2,669	88,611
RadioShack Corp.	2,089	56,466
Rent-A—Center, Inc. *	1,766	49,413
Select Comfort Corp. *	790	14,062
Sherwin-Williams Co. (The)	900	59,436
TJX Cos, Inc.	1,814	48,905
United Auto Group, Inc.	2,183	44,315
		1,129,602
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc. *	1,727	43,762
CROCS, Inc. *	872	41,202
Jones Apparel Group, Inc.	1,901	58,418
Phillips-Van Heusen	381	22,403
Warnaco Group, Inc. (The) *	1,048	29,763
		195,548
Total Consumer Discretionary		3,552,755

Consumer Staples — 3.8%
Beverages — 0.7%
Coca-Cola Enterprises, Inc.	1,057	21,404
Molson Coors Brewing Co. (Class B)	726	68,694
Pepsi Bottling Group, Inc.	1,889	60,240
		150,338
Food & Staples Retailing — 0.2%
Kroger Co. (The)	681	19,238
Safeway, Inc.	407	14,912
		34,150
Food Products — 1.1%
Archer-Daniels-Midland Co.	823	30,204
ConAgra Foods, Inc.	1,549	38,586
Del Monte Foods Co.	3,031	34,796
HJ Heinz Co.	828	39,015
Ralcorp Holdings, Inc. *	258	16,589
Sara Lee Corp.	3,111	52,638
		211,828
Household Products — 0.4%
Energizer Holdings, Inc. *	898	76,626

Personal Products — 0.7%
Alberto-Culver Co.	1,450	33,176
Estee Lauder Cos., Inc. (The)	529	25,842
NBTY, Inc. *	1,668	88,471
		147,489
Tobacco — 0.7%
Loews Corp - Carolina Group	1,305	98,671
Reynolds American, Inc.	400	24,964
UST, Inc.	294	17,046
		140,681
Total Consumer Staples		761,112

Energy — 6.9%
Energy Equipment & Services — 3.8%
Diamond Offshore Drilling, Inc.	623	50,432
ENSCO International, Inc.	1,370	74,528
Global Industries Ltd. *	3,355	61,363
Grey Wolf, Inc. *	8,573	57,439
Lone Star Technologies, Inc. *	358	23,639
Nabors Industries Ltd. *	1,751	51,952
National Oilwell Varco, Inc. *	643	50,019
Noble Corp.	92	7,239
Oil States International, Inc. *	1,842	59,110
Patterson-UTI Energy, Inc.	2,479	55,629
SEACOR Holdings, Inc. *	554	54,514
Superior Energy Services *	1,762	60,736
Tidewater, Inc.	1,289	75,510
Todco *	820	33,071
Unit Corp. *	1,244	62,934
		778,115

Oil, Gas & Consumable Fuels — 3.1%
Alpha Natural Resources, Inc. *	1,470	22,976
Anadarko Petroleum Corp.	1,113	47,837
Chesapeake Energy Corp.	219	6,763
Chevron Corp.	148	10,946
ConocoPhillips	1,055	72,109
El Paso Corp.	1,073	15,526
Marathon Oil Corp.	645	63,745
Noble Energy, Inc.	778	46,408
Occidental Petroleum Corp.	591	29,142
Overseas Shipholding Group	1,079	67,545
Penn Virginia Corp.	148	10,863
Plains Exploration & Production Co. *	868	39,182
Swift Energy Co. *	1,223	51,085
Tesoro Corp.	850	85,366
Valero Energy Corp.	273	17,606
Whiting Petroleum Corp. *	147	5,793
XTO Energy, Inc.	535	29,323
		622,215
Total Energy		1,400,330

Financials — 11.9%
Capital Markets — 2.2%
AG Edwards, Inc.	243	16,811
Bear Stearns Cos., Inc. (The)	595	89,458
Goldman Sachs Group, Inc. (The)	463	95,670
Knight Capital Group, Inc. (Class A) *	2,799	44,336
Lehman Brothers Holdings, Inc.	1,013	70,981
Morgan Stanley	1,198	94,354
SEI Investments Co.	392	23,610
		435,220
Commercial Banks — 1.6%
BB&T Corp.	1,293	53,039
Comerica, Inc.	881	52,085
Keycorp	1,369	51,296
Marshall & Ilsley Corp.	93	4,307
PNC Financial Services Group, Inc.	398	28,644
US Bancorp	1,600	55,952
Wachovia Corp.	778	42,829
Wells Fargo & Co.	996	34,292
		322,444
Consumer Finance — 0.6%
AmeriCredit Corp. *	2,242	51,252
CompuCredit Corp. *	169	5,276
First Marblehead Corp. (The)	1,589	71,330
		127,858
Diversified Financial Services — 0.9%
Bank of America Corp.	1,169	59,642
CIT Group, Inc.	1,280	67,738
Citigroup, Inc.	1,246	63,970
		191,350
Insurance — 4.4%
ACE Ltd.	1,017	58,030

Allstate Corp. (The)	902	54,174
American Financial Group, Inc.	1,842	62,702
Assurant, Inc.	903	48,428
Chubb Corp.	825	42,628
CNA Financial Corp. *	778	33,524
Everest Re Group Ltd.	411	39,526
First American Corp.	432	21,911
Genworth Financial, Inc.	345	12,054
Hanover Insurance Group, Inc. (The)	668	30,808
Hartford Financial Services Group, Inc.	575	54,959
HCC Insurance Holdings, Inc.	964	29,691
Loews Corp.	860	39,070
Metlife, Inc.	677	42,753
Odyssey Re Holdings Corp.	676	26,574
Ohio Casualty Corp.	1,104	33,065
Philadelphia Consolidated Holding Co. *	761	33,476
Safeco Corp.	1,088	72,276
Travelers Cos., Inc. (The)	1,145	59,277
WR Berkley Corp.	1,663	55,079
XL Capital Ltd. (Class A)	556	38,898
		888,903
Real Estate — 0.4%
Camden Property Trust REIT	231	16,242
CapitalSource, Inc. REIT	1,632	41,012
Crescent Real Estate Equities Co. REIT	855	17,151
Duke Realty Corp. REIT	241	10,476
Pennsylvania Real Estate Investment Trust REIT	143	6,339
		91,220
Real Estate Management & Development — 0.1%
Brookfield Properties Corp.	374	15,072

Thrifts & Mortgage Finance — 1.7%
Corus Bankshares, Inc.	2,182	37,225
Countrywide Financial Corp.	1,343	45,179
Federal National Mortgage Assn.	948	51,742
FirstFed Financial Corp. *	1,176	66,832
IndyMac Bancorp, Inc.	1,525	48,876
PMI Group, Inc. (The)	758	34,277
Washington Mutual, Inc.	1,294	52,252
		336,383
Total Financials		2,408,450

Health Care — 9.6%
Biotechnology — 1.0%
Alkermes, Inc. *	537	8,291
Applera Corp — Celera Group *	1,232	17,494
Cephalon, Inc. *	1,056	75,198
ImClone Systems, Inc. *	1,227	50,025
Millennium Pharmaceuticals, Inc. *	3,012	34,216
OSI Pharmaceuticals, Inc. *	351	11,583
		196,807

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	186	9,797
Beckman Coulter, Inc.	898	57,373
Edwards Lifesciences Corp. *	63	3,194
Haemonetics Corp. *	224	10,472
Immucor, Inc. *	875	25,751
Kinetic Concepts, Inc. *	2,088	105,736
Mentor Corp.	1,196	55,016
West Pharmaceutical Services, Inc.	358	16,622
		283,961
Health Care Providers & Services — 3.0%
Aetna, Inc.	1,626	71,203
AMERIGROUP Corp. *	1,005	30,552
AmerisourceBergen Corp.	1,491	78,650
Apria Healthcare Group, Inc. *	1,441	46,472
Cigna Corp.	482	68,762
Coventry Health Care, Inc. *	1,017	57,003
Humana, Inc. *	1,123	65,156
Kindred Healthcare, Inc. *	810	26,552
LifePoint Hospitals, Inc. *	896	34,245
McKesson Corp.	645	37,758
UnitedHealth Group, Inc.	117	6,197
WellCare Health Plans, Inc. *	922	78,601
		601,151
Health Care Technology — 0.4%
Emdeon Corp. *	4,900	74,137

Life Sciences Tools & Services — 0.6%
Illumina, Inc. *	703	20,598
Varian, Inc. *	717	41,772
Waters Corp. *	967	56,086
		118,456
Pharmaceuticals — 3.2%
Alpharma, Inc. (Class A)	676	16,278
Biovail Corp.	3,366	73,581
Endo Pharmaceuticals Holdings, Inc. *	1,337	39,308
Forest Laboratories, Inc. *	695	35,751
Johnson & Johnson	563	33,926
King Pharmaceuticals, Inc. *	3,709	72,956
Medicines Co. (The) *	1,408	35,313
Merck & Co., Inc.	1,034	45,672
MGI Pharma, Inc. *	572	12,853
Mylan Laboratories, Inc.	2,638	55,767
Pfizer, Inc.	2,103	53,122
Schering-Plough Corp.	2,166	55,255
Valeant Pharmaceuticals International	2,766	47,824
Watson Pharmaceuticals, Inc. *	2,043	53,996
Wyeth	533	26,666
		658,268
Total Health Care		1,932,780

Industrials — 13.1%
Aerospace & Defense — 1.8%
Boeing Co.	482	42,855
Ceradyne, Inc. *	1,381	75,596
L-3 Communications Holdings, Inc.	651	56,943
Lockheed Martin Corp.	756	73,347
Northrop Grumman Corp.	565	41,934
Raytheon Co.	1,282	67,254
United Technologies Corp.	3	195
		358,124
Airlines — 0.8%
AMR Corp. *	1,458	44,396
Continental Airlines, Inc. (Class B) *	1,332	48,471
Skywest, Inc.	1,586	42,552
US Airways Group, Inc. *	737	33,519
		168,938
Building Products — 0.7%
Lennox International, Inc.	863	30,809
Masco Corp.	2,243	61,458
NCI Building Systems, Inc. *	305	14,561
Universal Forest Products, Inc.	566	28,045
		134,873
Commercial Services & Supplies — 1.7%
ACCO Brands Corp. *	258	6,215
Administaff, Inc.	1,225	43,120
IKON Office Solutions, Inc.	1,967	28,266
Labor Ready, Inc. *	2,325	44,152
Manpower, Inc.	1,035	76,352
Monster Worldwide, Inc. *	426	20,180
RR Donnelley & Sons Co.	322	11,782
Steelcase, Inc.	1,269	25,240
United Stationers, Inc. *	528	31,638
Watson Wyatt Worldwide, Inc. (Class A)	975	47,434
		334,379
Construction & Engineering — 0.3%
EMCOR Group, Inc. *	1,095	64,583

Electrical Equipment — 0.8%
Acuity Brands, Inc.	1,202	65,437
AO Smith Corp.	675	25,799
Belden CDT, Inc.	364	19,507
Cooper Industries Ltd. (Class A)	4	180
Regal-Beloit Corp.	1,039	48,189
Thomas & Betts Corp. *	262	12,791
		171,903
Industrial Conglomerates — 0.6%
Teleflex, Inc.	848	57,723
Walter Industries, Inc.	2,485	61,504
		119,227
Machinery — 4.5%
AGCO Corp. *	1,002	37,044
Caterpillar, Inc.	767	51,412
Cummins, Inc.	558	80,754

Dover Corp.	1,156	56,424
Eaton Corp.	604	50,470
Gardner Denver, Inc. *	1,607	56,004
ITT Corp.	1,085	65,447
Manitowoc Co., Inc. (The)	811	51,523
Paccar, Inc.	1,072	78,685
Parker Hannifin Corp.	639	55,152
SPX Corp.	1,152	80,870
Terex Corp. *	1,383	99,244
Timken Co.	1,278	38,736
Toro Co.	299	15,321
Trinity Industries, Inc.	1,060	44,435
Wabtec Corp.	1,116	38,491
		900,012
Marine — 0.2%
American Commercial Lines, Inc. *	1,516	47,678

Road & Rail — 1.1%
Con-way, Inc.	514	25,618
CSX Corp.	376	15,059
Norfolk Southern Corp.	749	37,899
Ryder System, Inc.	429	21,167
Union Pacific Corp.	555	56,360
YRC Worldwide, Inc. *	1,579	63,507
		219,610
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	978	24,000
United Rentals, Inc. *	1,934	53,185
WESCO International, Inc. *	866	54,367
		131,552
Total Industrials		2,650,879

Information Technology — 15.7%
Communications Equipment — 2.1%
3Com Corp. *	7,585	29,657
Arris Group, Inc. *	5,039	70,949
Avaya, Inc. *	3,642	43,013
Cisco Systems, Inc. *	1,270	32,423
Interdigital Communications Corp. *	1,843	58,368
Motorola, Inc.	3,331	58,859
Polycom, Inc. *	2,454	81,792
Utstarcom, Inc. *	6,760	56,040
		431,101
Computers & Peripherals — 2.1%
Brocade Communications Systems, Inc. *	9,253	88,089
Emulex Corp. *	930	17,010
Hewlett-Packard Co.	2,072	83,170
International Business Machines Corp.	403	37,987
Komag, Inc. *	1,785	58,423
Lexmark International, Inc. (Class A) *	1,041	60,857
Sun Microsystems, Inc. *	1,685	10,127
Western Digital Corp. *	3,514	59,070
		414,733

Electronic Equipment & Instruments — 1.3%
Anixter International, Inc. *	199	13,122
Avnet, Inc. *	2,177	78,677
Celestica, Inc. *	2,289	14,032
Ingram Micro, Inc. *	2,988	57,698
Plexus Corp. *	1,195	20,494
Tech Data Corp. *	138	4,942
Technitrol, Inc.	845	22,131
Vishay Intertechnology, Inc. *	4,175	58,367
		269,463
Internet Software & Services — 0.4%
RealNetworks, Inc. *	5,950	46,708
Valueclick, Inc. *	1,280	33,446
		80,154
IT Services — 1.9%
Accenture Ltd. (Class A)	2,104	81,088
Affiliated Computer Services, Inc. (Class A) *	989	58,232
Alliance Data Systems Corp. *	802	49,419
Computer Sciences Corp. *	420	21,895
Convergys Corp. *	2,761	70,157
CSG Systems International, Inc. *	1,664	41,633
Electronic Data Systems Corp.	1,941	53,727
		376,151
Office Electronics — 0.2%
Xerox Corp. *	2,969	50,146

Semiconductors & Semiconductor Equipment — 4.3%
Amkor Technology, Inc. *	5,759	71,872
Conexant Systems, Inc. *	16,000	26,400
Cymer, Inc. *	787	32,700
Entegris, Inc. *	700	7,490
Fairchild Semiconductor International, Inc. *	2,402	40,161
Integrated Device Technology, Inc. *	2,547	39,275
International Rectifier Corp. *	339	12,953
Intersil Corp. (Class A)	1,869	49,510
Lam Research Corp. *	1,336	63,246
LSI Logic Corp. *	7,705	80,440
MEMC Electronic Materials, Inc. *	975	59,066
MKS Instruments, Inc. *	1,070	27,306
Novellus Systems, Inc. *	1,913	61,254
Omnivision Technologies, Inc. *	4,048	52,462
ON Semiconductor Corp. *	6,807	60,718
RF Micro Devices, Inc. *	5,648	35,187
Silicon Image, Inc. *	2,771	22,611
Teradyne, Inc. *	4,544	75,158
Zoran Corp. *	3,195	54,379
		872,188
Software — 3.4%
Amdocs Ltd. *	555	20,246
Cadence Design Systems, Inc. *	3,635	76,553
Compuware Corp. *	7,434	70,549

Fair Isaac Corp.	672	25,993
McAfee, Inc. *	2,104	61,184
Mentor Graphics Corp. *	3,317	54,200
Nuance Communications, Inc. *	2,794	42,776
Quest Software, Inc. *	3,242	52,747
Salesforce.com, Inc. *	776	33,228
Sybase, Inc. *	2,443	61,759
Symantec Corp. *	3,440	59,512
Synopsys, Inc. *	2,835	74,362
THQ, Inc. *	1,292	44,173
		677,282
Total Information Technology		3,171,218

Materials — 6.8%
Chemicals — 2.8%
Albemarle Corp.	1,659	68,583
Ashland, Inc.	362	23,747
Cabot Corp.	485	23,149
Celanese Corp. (Class A)	1,736	53,538
FMC Corp.	81	6,110
HB Fuller Co.	1,973	53,804
Hercules, Inc. *	1,155	22,569
Huntsman Corp.	1,213	23,156
International Flavors & Fragrances, Inc.	1,096	51,753
Lubrizol Corp.	1,237	63,743
Lyondell Chemical Co.	2,485	74,475
Olin Corp.	2,473	41,893
OM Group, Inc. *	1,138	50,846
RPM International, Inc.	461	10,649
		568,015
Construction Materials — 0.4%
Eagle Materials, Inc.	1,761	78,593

Containers & Packaging — 0.7%
Packaging Corp of America	1,094	26,694
Rock-Tenn Co. (Class A)	676	22,443
Sonoco Products Co.	1,104	41,488
Temple-Inland, Inc.	1,049	62,667
		153,292
Metals & Mining — 2.9%
AK Steel Holding Corp. *	3,263	76,322
Century Aluminum Co. *	520	24,378
Chaparral Steel Co.	1,660	96,562
Cleveland-Cliffs, Inc.	675	43,207
Freeport-McMoRan Copper & Gold, Inc.	1,066	70,559
Southern Copper Corp.	922	66,071
Steel Dynamics, Inc.	2,420	104,544
United States Steel Corp.	1,017	100,856
		582,499
Total Materials		1,382,399

Telecommunication Services — 1.2%
Diversified Telecommunication — 1.2%
Cincinnati Bell, Inc. *	5,273	24,783
Embarq Corp.	1,324	74,607
Golden Telecom, Inc.	179	9,913
Level 3 Communications, Inc. *	9,618	58,670
Dobson Communications Corp. *	4,044	34,738
Telephone & Data Systems, Inc.	786	46,861
		249,572
Utilities — 5.1%
Electric Utilities — 1.1%
Duke Energy Corp.	3,574	72,516
Edison International	1,296	63,672
Pinnacle West Capital Corp.	832	40,144
PPL Corp.	714	29,203
Progress Energy, Inc.	552	27,843
		233,378
Gas Utilities — 1.2%
AGL Resources, Inc.	898	38,363
Atmos Energy Corp.	960	30,029
Energen Corp.	845	43,002
Oneok, Inc.	1,492	67,140
Southwest Gas Corp.	528	20,523
UGI Corp.	1,603	42,816
		241,873
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The) *	2,494	53,671
Mirant Corp. *	681	27,553
NRG Energy, Inc. *	314	22,622
		103,846
Multi-Utilities — 2.3%
Avista Corp.	1,060	25,684
Centerpoint Energy, Inc.	4,429	79,456
CMS Energy Corp.	3,454	61,481
Energy East Corp.	1,992	48,525
MDU Resources Group, Inc.	1,301	37,391
PG&E Corp.	1,212	58,503
PNM Resources, Inc.	614	19,832
Puget Energy, Inc.	2,003	51,437
Sempra Energy	738	45,025
TECO Energy, Inc.	2,033	34,988
		462,322
Total Utilities		1,041,419

Total Common Stock (Cost—$17,122,993)		18,550,914

Short-Term Securities — 4.6%
Investment Company — 4.6%
Federated Prime Obligation Fund, yield of 5.21% (Cost—$923,267)	923,267	923,267

Total Investments Before
Investments Sold Short — 96.3%
(Cost—$18,046,260)		19,474,181

Investments Sold Short — (92.2)%
Consumer Discretionary — (15.8)%
Auto Components — (0.3)%
Goodyear Tire & Rubber Co. (The) *	(2,086)	(65,062)

Automobiles — (0.3)%
Ford Motor Co.	(6,932)	(54,693)

Distributors — (0.2)%
Genuine Parts Co.	(649)	(31,801)

Diversified Consumer Services — (0.9)%
Career Education Corp. *	(547)	(16,684)
Corinthian Colleges, Inc. *	(2,490)	(34,238)
H&R Block, Inc.	(2,935)	(61,752)
Strayer Education, Inc.	(435)	(54,375)
Weight Watchers International, Inc.	(482)	(22,215)
		(189,264)
Hotels Restaurants & Leisure — (3.1)%
Boyd Gaming Corp.	(789)	(37,588)
Cheesecake Factory (The) *	(2,506)	(66,785)
Gaylord Entertainment Co. *	(809)	(42,772)
Las Vegas Sands Corp. *	(588)	(50,927)
Life Time Fitness, Inc. *	(992)	(50,999)
Panera Bread Co. (Class A) *	(1,083)	(63,962)
Penn National Gaming, Inc. *	(373)	(15,823)
PF Chang’s China Bistro, Inc. *	(635)	(26,594)
Scientific Games Corp. *	(2,164)	(71,044)
Sonic Corp. *	(618)	(13,768)
Starbucks Corp. *	(1,667)	(52,277)
WMS Industries, Inc. *	(1,870)	(73,379)
Wynn Resorts Ltd.	(628)	(59,572)
		(625,490)
Household Durables — (2.1)%
Beazer Homes USA, Inc.	(1,329)	(38,581)
Centex Corp.	(1,176)	(49,133)
DR Horton, Inc.	(764)	(16,808)
Fortune Brands, Inc.	(220)	(17,340)
Harman International Industries, Inc.	(325)	(31,226)
Hovnanian Enterprises, Inc. (Class A) *	(1,840)	(46,294)
Lennar Corp. (Class A)	(635)	(26,803)
MDC Holdings, Inc.	(1,383)	(66,481)
Pulte Homes, Inc.	(2,015)	(53,317)
Standard-Pacific Corp.	(2,196)	(45,831)
Toll Brothers, Inc. *	(1,307)	(35,786)
		(427,600)
Internet & Catalog Retail — (0.3)%
Liberty Media Corp. — Interactive (Class A) *	(2,062)	(49,117)

Leisure Equipment & Products — (0.4)%
Callaway Golf Co.	(2,443)	(38,502)
Pool Corp.	(1,231)	(44,070)
		(82,572)
Media — (2.2)%
Arbitron, Inc.	(801)	(37,607)
Discovery Holding Co. (Class A) *	(3,052)	(58,385)
Dow Jones & Co., Inc.	(1,827)	(62,977)
Lamar Advertising Co. (Class A)	(989)	(62,277)
Liberty Media Corp. — Capital (Class A) *	(306)	(33,841)
Marvel Entertainment, Inc. *	(1,109)	(30,775)
McGraw-Hill Cos., Inc. (The)	(158)	(9,935)
New York Times Co. (Class A)	(1,379)	(32,420)
RH Donnelley Corp.	(636)	(45,086)
Virgin Media, Inc.	(2,511)	(63,403)
Washington Post Co. (The) (Class B)	(12)	(9,162)
		(445,868)
Multiline Retail — (0.3)%
Dollar General Corp.	(1,350)	(28,553)
Saks, Inc.	(1,478)	(30,802)
		(59,355)
Specialty Retail — (4.8)%
Aaron Rents, Inc.	(1,421)	(37,571)
Barnes & Noble, Inc.	(447)	(17,634)
Borders Group, Inc.	(2,819)	(57,564)
Carmax, Inc. *	(2,102)	(51,583)
Chico’s FAS, Inc. *	(2,820)	(68,893)
Childrens Place Retail Stores, Inc. (The) *	(953)	(53,139)
Coldwater Creek, Inc. *	(2,770)	(56,176)
Guess ?, Inc.	(358)	(14,495)
Guitar Center, Inc. *	(1,328)	(59,919)
J Crew Group, Inc. *	(1,164)	(46,758)
O’Reilly Automotive, Inc. *	(1,600)	(52,960)
Pacific Sunwear Of California *	(2,907)	(60,553)
Talbots, Inc.	(2,257)	(53,310)
Tiffany & Co.	(1,866)	(84,866)
Tractor Supply Co. *	(1,259)	(64,839)
Urban Outfitters, Inc. *	(3,826)	(101,427)
Williams-Sonoma, Inc.	(1,259)	(44,644)
Zale Corp. *	(1,661)	(43,817)
		(970,148)
Textiles, Apparel & Luxury Goods — (0.9)%
Coach, Inc. *	(1,580)	(79,079)
Quiksilver, Inc. *	(3,998)	(46,377)
Under Armour, Inc. (Class A) *	(1,213)	(62,227)
		(187,683)
Total Consumer Discretionary		(3,188,653)

Consumer Staples — (6.0)%
Beverages — (0.6)%
Brown-Forman Corp. (Class B)	(296)	(19,406)
Coca-Cola Co. (The)	(815)	(39,120)
Constellation Brands, Inc. *	(2,617)	(55,428)
		(113,954)
Food & Staples Retailing — (1.9)%
CVS/Caremark Corp.	(1,910)	(65,207)
Great Atlantic & Pacific Tea Co.	(1,915)	(63,540)
Rite Aid Corp. *	(13,379)	(77,197)
Supervalu, Inc.	(903)	(35,280)
United Natural Foods, Inc. *	(1,250)	(38,300)
Walgreen Co.	(1,030)	(47,266)
Whole Foods Market, Inc.	(1,043)	(46,779)
		(373,569)
Food Products — (2.3)%
Corn Products International, Inc.	(1,252)	(44,559)
Dean Foods Co.	(359)	(16,780)
Flowers Foods, Inc.	(1,006)	(30,351)
Hershey Co. (The)	(1,246)	(68,106)
Kellogg Co.	(689)	(35,435)
McCormick & Co., Inc. (Non Voting)	(164)	(6,317)
Pilgrim’s Pride Corp.	(2,031)	(67,409)
Smithfield Foods, Inc. *	(1,644)	(49,238)
Tyson Foods, Inc. (Class A)	(4,225)	(82,007)
WM Wrigley Jr Co.	(1,386)	(70,589)
		(470,791)
Household Products — (0.8)%
Church & Dwight Co., Inc.	(884)	(44,509)
Colgate-Palmolive Co.	(889)	(59,376)
Procter & Gamble Co.	(1,040)	(65,686)
		(169,571)
Personal Products — (0.4)%
Avon Products, Inc.	(2,150)	(80,109)
Total Consumer Staples		(1,207,994)

Energy — (8.4)%
Energy Equipment & Services — (2.5)%
Baker Hughes, Inc.	(725)	(47,944)
CARBO Ceramics, Inc.	(1,592)	(74,108)
Dresser-Rand Group, Inc. *	(2,517)	(76,668)
Pride International, Inc. *	(1,837)	(55,294)
Rowan Cos., Inc.	(1,783)	(57,894)
RPC, Inc.	(2,801)	(46,664)
Smith International, Inc.	(1,086)	(52,182)
Tetra Technologies. Inc. *	(1,471)	(36,348)
Universal Compression Holdings, Inc. *	(855)	(57,866)
		(504,968)
Oil, Gas & Consumable Fuels — (5.9)%
Arch Coal, Inc.	(1,839)	(56,439)
Berry Petroleum Co. (Class A)	(1,489)	(45,653)
Bill Barrett Corp. *	(1,631)	(52,861)
Cheniere Energy, Inc. *	(2,150)	(66,973)

Cimarex Energy Co.	(1,484)	(54,938)
Consol Energy, Inc.	(1,448)	(56,660)
Crosstex Energy, Inc.	(738)	(21,218)
Encore Acquisition Co. *	(1,742)	(42,139)
Energy Partners Ltd. *	(2,856)	(51,836)
Evergreen Energy, Inc. *	(951)	(6,248)
Forest Oil Corp. *	(1,495)	(49,888)
Foundation Coal Holdings, Inc.	(1,582)	(54,326)
Helix Energy Solutions Group, Inc. *	(1,735)	(64,698)
Hess Corp.	(850)	(47,150)
Holly Corp.	(703)	(41,688)
Massey Energy Co.	(2,564)	(61,510)
Murphy Oil Corp.	(1,304)	(69,634)
Peabody Energy Corp.	(1,388)	(55,853)
PetroHawk Energy Corp. *	(4,750)	(62,558)
Pogo Producing Co.	(953)	(45,839)
Quicksilver Resources, Inc. *	(1,804)	(71,745)
Southwestern Energy Co. *	(1,753)	(71,838)
W&T Offshore, Inc.	(1,419)	(41,052)
		(1,192,744)
Total Energy		(1,697,712)

Financials — (10.6)%
Capital Markets — (3.3)%
American Capital Strategies Ltd.	(1,245)	(55,166)
Charles Schwab Corp. (The)	(1,181)	(21,600)
Eaton Vance Corp.	(2,348)	(83,683)
Federated Investors, Inc. (Class B)	(1,632)	(59,927)
GFI Group, Inc. *	(573)	(38,947)
Greenhill & Co., Inc.	(683)	(41,928)
Investment Technology Group, Inc. *	(620)	(24,304)
Janus Capital Group, Inc.	(3,346)	(69,965)
Legg Mason, Inc.	(653)	(61,519)
Northern Trust Corp.	(1,002)	(60,260)
Nuveen Investments, Inc. (Class A)	(1,270)	(60,071)
optionsXpress Holdings, Inc.	(245)	(5,767)
Piper Jaffray Cos. *	(84)	(5,203)
TD Ameritrade Holding Corp. *	(3,349)	(49,833)
Waddell & Reed Financial, Inc.	(1,355)	(31,599)
		(669,772)
Commercial Banks — (1.9)%
Commerce Bancorp, Inc.	(1,875)	(62,588)
Cullen/Frost Bankers, Inc.	(307)	(16,065)
Fifth Third Bancorp	(1,584)	(61,285)
Greater Bay Bancorp	(819)	(22,023)
Popular, Inc.	(1,892)	(31,332)
Regions Financial Corp.	(699)	(24,723)
SVB Financial Group *	(385)	(18,707)
TCF Financial Corp.	(1,413)	(37,247)
UCBH Holdings, Inc.	(2,456)	(45,731)
UnionBanCal Corp.	(552)	(35,008)
Valley National Bancorp	(412)	(10,403)
Wilmington Trust Corp.	(206)	(8,687)
		(373,799)

Diversified Financial Services — (0.8)%
Chicago Mercantile Exchange Holdings, Inc. (Class A)	(106)	(56,441)
International Securities Exchange Holdings, Inc.	(628)	(30,646)
Nasdaq Stock Market, Inc. (The) *	(2,230)	(65,584)
		(152,671)
Insurance — (3.2)%
Aflac, Inc.	(1,195)	(56,237)
AON Corp.	(1,689)	(64,114)
Arthur J Gallagher & Co.	(2,250)	(63,743)
Brown & Brown, Inc.	(955)	(25,804)
Cincinnati Financial Corp.	(1,294)	(54,866)
Conseco, Inc. *	(1,048)	(18,130)
Fidelity National Financial, Inc. (Class A)	(2,576)	(61,850)
Hilb Rogal & Hobbs Co.	(799)	(39,191)
LandAmerica Financial Group, Inc.	(722)	(53,363)
Marsh & McLennan Cos., Inc.	(2,328)	(68,187)
Mercury General Corp.	(744)	(39,462)
National Financial Partners Corp.	(1,319)	(61,874)
Phoenix Cos., Inc. (The)	(606)	(8,411)
Protective Life Corp.	(406)	(17,880)
Stancorp Financial Group, Inc.	(430)	(21,143)
		(654,255)
Real Estate — (0.5)%
Cousins Properties, Inc. REIT	(134)	(4,403)
Equity Residential REIT	(99)	(4,775)
General Growth Properties, Inc. REIT	(251)	(16,207)
Kilroy Realty Corp. REIT	(59)	(4,351)
Maguire Properties, Inc. REIT	(432)	(15,362)
Potlatch Corp. REIT	(1,296)	(59,331)
		(104,429)
Thrifts & Mortgage Finance — (0.9)%
Astoria Financial Corp.	(1,028)	(27,335)
Hudson City Bancorp, Inc.	(4,637)	(63,434)
New York Community Bancorp, Inc.	(2,070)	(36,411)
NewAlliance Bancshares, Inc.	(1,231)	(19,955)
People’s Bank	(976)	(43,334)
		(190,469)
Total Financials		(2,145,395)

Health Care — (10.6)%
Biotechnology — (1.3)%
Amylin Pharmaceuticals, Inc. *	(480)	(17,933)
Celgene Corp. *	(812)	(42,598)
Cubist Pharmaceuticals, Inc. *	(369)	(8,144)
Genentech, Inc. *	(120)	(9,854)
Gilead Sciences, Inc. *	(418)	(31,977)
Human Genome Sciences, Inc. *	(1,734)	(18,415)
Medarex, Inc. *	(546)	(7,065)
Medimmune, Inc. *	(2,172)	(79,039)
Myriad Genetics, Inc. *	(151)	(5,203)

PDL BioPharma, Inc. *	(566)	(12,282)
Vertex Pharmaceuticals, Inc. *	(826)	(23,161)
		(255,671)
Health Care Equipment & Supplies — (3.8)%
Advanced Medical Optics, Inc. *	(829)	(30,839)
Alcon, Inc.	(608)	(80,147)
American Medical Systems Holdings, Inc. *	(2,711)	(57,392)
Arthrocare Corp. *	(965)	(34,779)
Bausch & Lomb, Inc.	(368)	(18,827)
Boston Scientific Corp. *	(3,633)	(52,823)
Cooper Cos., Inc. (The)	(1,230)	(59,803)
Gen-Probe, Inc. *	(1,006)	(47,362)
Hologic, Inc. *	(1,219)	(70,263)
Inverness Medical Innovations, Inc. *	(533)	(23,335)
Kyphon, Inc. *	(537)	(24,240)
Resmed, Inc. *	(1,404)	(70,719)
Respironics, Inc. *	(1,212)	(50,892)
St Jude Medical, Inc. *	(1,732)	(65,141)
Stryker Corp.	(963)	(63,866)
Varian Medical Systems, Inc. *	(526)	(25,085)
		(775,513)
Health Care Providers & Services — (1.8)%
Brookdale Senior Living, Inc.	(854)	(38,140)
Health Management Associates, Inc. (Class A)	(2,118)	(23,023)
Henry Schein, Inc. *	(198)	(10,926)
Omnicare, Inc.	(1,488)	(59,178)
Owens & Minor, Inc.	(836)	(30,706)
Patterson Cos., Inc. *	(1,060)	(37,619)
Pediatrix Medical Group, Inc. *	(888)	(50,669)
PSS World Medical, Inc. *	(1,471)	(31,097)
Psychiatric Solutions, Inc. *	(401)	(16,164)
Tenet Healthcare Corp. *	(9,374)	(60,275)
Universal Health Services, Inc.	(178)	(10,192)
		(367,989)
Health Care Technology — (0.7)%
Allscripts Healthcare Solutions, Inc. *	(2,177)	(58,365)
Cerner Corp. *	(602)	(32,779)
Eclipsys Corp. *	(2,030)	(39,118)
		(130,262)
Life Sciences Tools & Services — (2.2)%
Affymetrix, Inc. *	(2,938)	(88,346)
Charles River Laboratories International, Inc. *	(142)	(6,569)
Covance, Inc. *	(337)	(19,998)
Millipore Corp. *	(960)	(69,571)
Nektar Therapeutics *	(3,983)	(52,018)
Pharmaceutical Product Development, Inc.	(1,977)	(66,605)
Techne Corp. *	(619)	(35,345)
Thermo Fisher Scientific, Inc. *	(1,425)	(66,618)
Ventana Medical Systems, Inc. *	(882)	(36,956)
		(442,026)
Pharmaceuticals — (0.8)%
Abraxis BioScience, Inc. *	(1,031)	(27,538)

Adams Respiratory Therapeutics, Inc. *	(609)	(20,481)
Allergan, Inc.	(547)	(60,619)
Bristol-Myers Squibb Co.	(1,984)	(55,076)
		(163,714)
Total Health Care		(2,135,175)

Industrials — (12.5)%
Aerospace & Defense — (1.6)%
BE Aerospace, Inc. *	(2,267)	(71,864)
Curtiss-Wright Corp.	(1,121)	(43,203)
DRS Technologies, Inc.	(292)	(15,234)
Goodrich Corp.	(1,033)	(53,179)
Hexcel Corp. *	(4,128)	(81,941)
Rockwell Collins, Inc.	(1,001)	(66,997)
		(332,418)
Air Freight & Logistics — (0.5)%
Expeditors International Washington, Inc.	(1,327)	(54,832)
United Parcel Service, Inc. (Class B)	(700)	(49,070)
		(103,902)
Airlines — (0.8)%
Airtran Holdings, Inc. *	(5,539)	(56,886)
JetBlue Airways Corp. *	(4,873)	(56,088)
Southwest Airlines Co.	(3,488)	(51,274)
		(164,248)
Commercial Services & Supplies — (2.7)%
Brady Corp. (Class A)	(931)	(29,047)
Corporate Executive Board Co.	(693)	(52,640)
Covanta Holding Corp. *	(3,367)	(74,680)
Herman Miller, Inc.	(737)	(24,682)
HNI Corp.	(698)	(32,059)
Mine Safety Appliances Co.	(710)	(29,863)
Pitney Bowes, Inc.	(357)	(16,204)
Resources Connection, Inc. *	(1,465)	(46,865)
SAIC, Inc. *	(1,862)	(32,250)
Stericycle, Inc. *	(936)	(76,284)
TeleTech Holdings, Inc. *	(1,600)	(58,704)
Waste Connections, Inc. *	(2,179)	(65,239)
		(538,517)
Construction & Engineering — (0.9)%
Fluor Corp.	(742)	(66,572)
Quanta Services, Inc. *	(251)	(6,330)
Shaw Group, Inc. (The) *	(1,977)	(61,821)
Washington Group International, Inc. *	(632)	(41,977)
		(176,700)
Electrical Equipment — (0.9)%
Energy Conversion Devices, Inc. *	(1,817)	(63,486)
Hubbell, Inc. (Class B)	(853)	(41,149)
Roper Industries, Inc.	(1,380)	(75,734)
		(180,369)
Industrial Conglomerates — (0.2)%
3M Co.	(252)	(19,260)
General Electric Co.	(606)	(21,428)
		(40,688)

Machinery — (3.2)%
Briggs & Stratton Corp.	(2,328)	(71,819)
Bucyrus International, Inc.	(1,364)	(70,246)
Clarcor, Inc.	(925)	(29,415)
Danaher Corp.	(260)	(18,577)
Deere & Co.	(716)	(77,786)
Donaldson Co., Inc.	(1,307)	(47,183)
ESCO Technologies, Inc. *	(1,142)	(51,184)
Flowserve Corp.	(1,257)	(71,888)
Graco, Inc.	(356)	(13,941)
Joy Global, Inc.	(985)	(42,257)
Kennametal, Inc.	(439)	(29,681)
Nordson Corp.	(447)	(20,768)
Oshkosh Truck Corp.	(910)	(48,230)
Pall Corp.	(226)	(8,588)
Pentair, Inc.	(1,328)	(41,380)
		(642,943)
Marine — (0.4)%
Alexander & Baldwin, Inc.	(929)	(46,859)
Kirby Corp. *	(1,020)	(35,680)
		(82,539)
Road & Rail — (0.7)%
Avis Budget Group, Inc. *	(1,889)	(51,607)
Knight Transportation, Inc.	(1,883)	(33,555)
Landstar System, Inc.	(1,097)	(50,286)
Werner Enterprises, Inc.	(709)	(12,883)
		(148,331)
Trading Companies & Distributors — (0.6)%
Fastenal Co.	(1,746)	(61,197)
Watsco, Inc.	(1,141)	(58,271)
		(119,468)
Total Industrials		(2,530,123)

Information Technology — (17.7)%
Communications Equipment — (2.4)%
Adtran, Inc.	(1,744)	(42,466)
Avocent Corp. *	(936)	(25,244)
Ciena Corp. *	(2,129)	(59,506)
Finisar Corp. *	(17,385)	(60,848)
JDS Uniphase Corp. *	(1,211)	(18,444)
Nortel Networks Corp. *	(2,916)	(70,130)
Powerwave Technologies, Inc. *	(9,181)	(52,240)
Qualcomm, Inc.	(1,146)	(48,888)
Research In Motion Ltd. *	(442)	(60,329)
Sonus Networks, Inc. *	(2,282)	(18,416)
Tekelec *	(2,470)	(36,828)
		(493,339)
Computers & Peripherals — (1.8)%
Apple, Inc. *	(678)	(62,993)
Avid Technology, Inc. *	(1,586)	(55,320)
Dell, Inc. *	(2,269)	(52,663)

Intermec, Inc. *	(2,076)	(46,378)
QLogic Corp. *	(2,737)	(46,529)
SanDisk Corp. *	(1,132)	(49,582)
Seagate Technology	(2,259)	(52,635)
		(366,100)
Electronic Equipment & Instruments — (1.2)%
CDW Corp.	(902)	(55,410)
Cogent, Inc. *	(2,406)	(32,361)
Flir Systems, Inc. *	(2,096)	(74,764)
Itron, Inc. *	(93)	(6,049)
Molex, Inc.	(1,170)	(32,994)
Rogers Corp. *	(143)	(6,342)
Tektronix, Inc.	(1,388)	(39,086)
		(247,006)
Internet Software & Services — (1.7)%
CNET Networks, Inc. *	(6,111)	(53,227)
eBay, Inc. *	(2,059)	(68,256)
Google, Inc. (Class A) *	(80)	(36,653)
SAVVIS, Inc. *	(758)	(36,293)
VeriSign, Inc. *	(1,766)	(44,362)
WebEx Communications, Inc. *	(573)	(32,581)
Yahoo!, Inc. *	(2,298)	(71,904)
		(343,276)
IT Services — (3.3)%
BearingPoint, Inc. *	(6,394)	(48,978)
BISYS Group, Inc. (The) *	(3,443)	(39,457)
Ceridian Corp. *	(494)	(17,211)
DST Systems, Inc. *	(1,030)	(77,456)
Euronet Worldwide, Inc. *	(1,468)	(39,430)
Fidelity National Information Services, Inc.	(1,131)	(51,415)
First Data Corp.	(228)	(6,133)
Gartner, Inc. *	(2,248)	(53,840)
Iron Mountain, Inc. *	(1,938)	(50,640)
Mastercard, Inc. (Class A)	(618)	(65,656)
Paychex, Inc.	(1,017)	(38,514)
SRA International, Inc. *	(1,408)	(34,299)
VeriFone Holdings, Inc. *	(1,998)	(73,387)
Western Union Co. (The)	(2,748)	(60,319)
Wright Express Corp. *	(380)	(11,525)
		(668,260)
Office Electronics — (0.3)%
Zebra Technologies Corp. *	(1,477)	(57,027)

Semiconductors & Semiconductor Equipment — (4.1)%
Advanced Micro Devices, Inc. *	(3,769)	(49,223)
Atheros Communications, Inc. *	(1,066)	(25,509)
ATMI, Inc. *	(1,631)	(49,860)
Atmel Corp. *	(9,729)	(48,937)
Broadcom Corp. (Class A) *	(389)	(12,475)
Cree, Inc. *	(1,202)	(19,785)
Cypress Semiconductor Corp. *	(4,208)	(78,058)
Intel Corp.	(2,997)	(57,333)

Linear Technology Corp.	(1,883)	(59,484)
Marvell Technology Group Ltd. *	(3,167)	(53,237)
Maxim Integrated Products, Inc.	(1,587)	(46,658)
Microchip Technology, Inc.	(1,971)	(70,030)
Microsemi Corp. *	(2,895)	(60,245)
National Semiconductor Corp.	(333)	(8,039)
PMC — Sierra, Inc. *	(8,853)	(62,060)
Rambus, Inc. *	(2,605)	(55,356)
Silicon Laboratories, Inc. *	(1,237)	(37,011)
Spansion, Inc. (Class A) *	(3,783)	(46,115)
		(839,415)
Software — (2.9)%
Activision, Inc. *	(4,321)	(81,840)
Adobe Systems, Inc. *	(2,099)	(87,528)
Autodesk, Inc. *	(1,725)	(64,860)
Citrix Systems, Inc. *	(1,009)	(32,318)
Electronic Arts, Inc. *	(1,294)	(65,166)
Intuit, Inc. *	(1,043)	(28,536)
Lawson Software, Inc. *	(3,944)	(31,907)
NAVTEQ Corp. *	(1,624)	(56,028)
Net 1 UEPS Technologies, Inc. *	(673)	(16,744)
Novell, Inc. *	(784)	(5,660)
Take-Two Interactive Software, Inc. *	(2,340)	(47,128)
Transaction Systems Architects, Inc. *	(1,075)	(34,819)
Wind River Systems, Inc. *	(2,412)	(23,975)
		(576,509)
Total Information Technology		(3,590,932)

Materials — (4.1)%
Chemicals — (2.2)%
Air Products & Chemicals, Inc.	(253)	(18,694)
Chemtura Corp.	(5,799)	(63,382)
Cytec Industries, Inc.	(423)	(23,790)
Ecolab, Inc.	(1,510)	(64,930)
EI Du Pont de Nemours & Co.	(1,201)	(59,365)
Minerals Technologies, Inc.	(8)	(497)
Monsanto Co.	(1,183)	(65,018)
Mosaic Co. (The) *	(3,463)	(92,324)
PPG Industries, Inc.	(189)	(13,289)
Praxair, Inc.	(620)	(39,035)
		(440,324)
Construction Materials — (0.1)%
Vulcan Materials Co.	(240)	(27,955)

Containers & Packaging — (0.9)%
Bemis Co., Inc.	(1,113)	(37,163)
Crown Holdings, Inc. *	(1,906)	(46,621)
Owens-Illinois, Inc. *	(1,463)	(37,701)
Smurfit-Stone Container Corp. *	(5,739)	(64,621)
		(186,106)
Metals & Mining — (0.6)%
Allegheny Technologies, Inc.	(248)	(26,459)

Newmont Mining Corp.	(1,248)	(52,404)
Worthington Industries, Inc.	(2,036)	(41,901)
		(120,764)
Paper & Forest Products — (0.3)%
Louisiana-Pacific Corp.	(1,695)	(34,002)
MeadWestvaco Corp.	(738)	(22,760)
Weyerhaeuser Co.	(6)	(448)
		(57,210)
Total Materials		(832,359)

Telecommunication Services — (1.6)%
Diversified Telecommunication — (0.8)%
AT&T, Inc.	(633)	(24,959)
Citizens Communications Co.	(2,977)	(44,506)
NeuStar, Inc. (Class A) *	(2,269)	(64,530)
Time Warner Telecom, Inc. (Class A) *	(877)	(18,215)
		(152,210)
Wireless Telecommunication Services — (0.8)%
American Tower Corp. (Class A) *	(1,876)	(73,070)
SBA Communications Corp. (Class A) *	(2,426)	(71,687)
Sprint Nextel Corp.	(1,274)	(24,155)
		(168,912)
Total Telecommunication Services		(321,122)

Utilities — (4.9)%
Electric Utilities — (2.3)%
Allegheny Energy, Inc. *	(1,449)	(71,204)
Cleco Corp.	(737)	(19,037)
DPL, Inc.	(1,391)	(43,246)
Entergy Corp.	(291)	(30,532)
Exelon Corp.	(998)	(68,573)
Idacorp, Inc.	(700)	(23,688)
ITC Holdings Corp.	(280)	(12,121)
Northeast Utilities	(391)	(12,813)
Reliant Energy, Inc. *	(2,901)	(58,948)
Sierra Pacific Resources *	(3,986)	(69,277)
Southern Co.	(1,675)	(61,389)
Westar Energy, Inc.	(234)	(6,440)
		(477,268)
Gas Utilities — (0.8)%
Equitable Resources, Inc.	(1,753)	(84,705)
New Jersey Resources Corp.	(739)	(36,987)
Piedmont Natural Gas Co.	(1,076)	(28,385)
Southern Union Co.	(308)	(9,360)
		(159,437)
Multi-Utilities — (1.5)%
Ameren Corp.	(1,141)	(57,392)
Black Hills Corp.	(342)	(12,575)
Consolidated Edison, Inc.	(1,067)	(54,481)
Dominion Resources, Inc.	(623)	(55,303)
Public Service Enterprise Group, Inc.	(772)	(64,107)
Vectren Corp.	(961)	(27,485)

Wisconsin Energy Corp.	(532)	(25,813)
		(297,156)
Water Utilities — (0.3)%
Aqua America, Inc.	(2,609)	(58,572)
Total Utilities		(992,433)

Total Investments Sold Short — (92.2)% (a) (Proceeds — $17,721,084)		(18,641,898)

Total Investments, Net of
Investments Sold Short — 4.1% (Cost — $325,176)		832,283
Other Assets Less Liabilities — 95.9%		19,386,100
Net Assets — 100.0%		$20,218,383

*                 Non-income producing security.

(a)       Cash Collateral in the amount of $19,259,657 was pledged to cover open short positions as of March 31, 2007.

Glossary:

REIT – Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —

Roszel/Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 91.1%
Consumer Discretionary — 17.6%
Auto Components — 1.0%
Cooper-Standard Automotive, Inc.
8.38% due 12/15/14	CCC+	$75,000	$62,812
Lear Corp.
8.50% due 12/01/13	CCC+	50,000	48,313
Stanadyne Corp.
10.00% due 08/15/14	CCC+	25,000	25,750
			136,875
Auto Parts & Equipment — 0.8%
Avis Budget Car Rental LLC
7.63% due 05/15/14 (c)	BB-	100,000	102,000

Automobiles — 0.8%
General Motors Corp.
7.20% due 01/15/11	B-	90,000	85,500
8.38% due 07/15/33	B-	25,000	22,438
			107,938
Hotels, Restaurants & Leisure — 4.0%
Boyd Gaming Corp.
7.13% due 02/01/16	B+	50,000	49,000
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	150,000	153,562
Hilton Hotels Corp.
3.38% due 04/15/23 (b)	BB+	50,000	81,313
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	98,000
Landry’s Restaurants, Inc., Series B
7.50% due 12/15/14	B	25,000	24,625
Scientific Games Corp.
6.25% due 12/15/12	B+	75,000	73,500
Turning Stone Resort Casino Enterprise
9.13% due 09/15/14 (c)	B+	50,000	51,375
			531,375
Household Durables — 0.5%
Standard-Pacific Corp.
7.00% due 08/15/15	BB	50,000	44,625
Vitro SA de CV
9.13% due 02/01/17 (c)	B	25,000	25,625
			70,250
Media — 9.2%
Affinion Group, Inc.
11.50% due 10/15/15	B-	75,000	82,500
Allbritton Communications Co.
7.75% due 12/15/12	B-	100,000	102,500
CCH I Holdings LLC
11.75% due 05/15/14 (a)	CCC-	50,000	47,875
11.00% due 10/01/15	CCC-	134,000	139,025
DIRECTV Holdings LLC
6.38% due 06/15/15	BB-	50,000	47,500

Echostar DBS Corp.
6.38% due 10/01/11	BB-	75,000	75,469
7.13% due 02/01/16	BB-	25,000	25,813
Idearc, Inc.
8.00% due 11/15/16 (c)	B+	100,000	102,875
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B	35,000	32,900
Liberty Media LLC
3.50% due 01/15/31 (b)	BB+	20,935	20,490
3.25% due 03/15/31 (b)	BB+	100,000	83,625
Mediacom LLC
9.50% due 01/15/13	B	50,000	51,562
Omnicom Group, Inc.
0.00% due 07/01/38 (b) (d)	A-	35,000	37,537
RH Donnelley Corp.
8.88% due 01/15/16	B	25,000	26,562
Sinclair Broadcast Group, Inc.
8.00% due 03/15/12	B	140,000	144,900
6.00% due 09/15/12 (b)	NR†	125,000	121,719
Umbrella Acquisition (PIK)
9.75% due 03/15/15 (c)	CCC+	75,000	74,719
			1,217,571
Specialty Retail — 0.8%
Brookstone Co., Inc.
12.00% due 10/15/12	B	25,000	26,000
Linens ‘n Things, Inc.
10.99% due 01/15/14 (e)	B	50,000	46,500
Michaels Stores, Inc.
10.00% due 11/01/14 (c)	CCC	25,000	26,750
			99,250
Textiles, Apparel & Luxury Goods — 0.5%
INVISTA
9.25% due 05/01/12 (c)	B+	65,000	69,225
Total Consumer Discretionary			2,334,484

Consumer Staples — 2.0%
Food & Staples Retailing — 0.4%
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	56,650

Food Products — 0.8%
Archer-Daniels-Midland Co.
0.88% due 02/15/14 (b)(c)	A	50,000	51,500
Supervalu, Inc.
7.50% due 11/15/14	B	50,000	52,125
			103,625
Personal Products — 0.8%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B-	100,000	102,000
Total Consumer Staples			262,275

Energy — 9.4%
Energy Equipment & Services — 2.3%
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	95,250
Compagnie Generale de Geophysique-Veritas
7.75% due 05/15/17	B+	25,000	26,062
Complete Production Services, Inc.
8.00% due 12/15/16 (c)	B	25,000	25,625

Grant Prideco, Inc.
6.13% due 08/15/15	BB+	25,000	24,813
Schlumberger Ltd.
1.50% due 06/01/23 (b)	A+	25,000	47,969
Williams Cos., Inc.
7.88% due 09/01/21	BB	50,000	55,000
Williams Partners LP
7.25% due 02/01/17 (c)	BB+	25,000	26,437
			301,156
Oil, Gas & Consumable Fuels — 7.1%
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	60,000	61,800
6.25% due 01/15/18	BB	50,000	49,375
Devon Energy Corp.
4.90% due 08/15/08 (b)	BBB	50,000	69,687
Ferrellgas Escrow LLC
6.75% due 05/01/14	B+	40,000	39,200
Hanover Compressor Co.
8.63% due 12/15/10	B	75,000	78,750
7.50% due 04/15/13	B	25,000	25,625
4.75% due 01/15/14 (b)	B	20,000	32,825
9.00% due 06/01/14	B	25,000	27,063
Hornbeck Offshore Services, Inc.
6.13% due 12/01/14	BB-	70,000	66,237
Houston Exploration Co.
7.00% due 06/15/13	B	100,000	100,000
Inergy LP
8.25% due 03/01/16	B	50,000	52,500
KCS Energy, Inc.
7.13% due 04/01/12	B-	50,000	49,500
Kerr-McGee Corp.
6.95% due 07/01/24	BBB-	35,000	36,875
Peabody Energy Corp.
7.38% due 11/01/16	BB	25,000	26,313
Pogo Producing Co.
6.63% due 03/15/15	B+	75,000	73,125
Quicksilver Resources, Inc.
7.13% due 04/01/16	B	50,000	49,250
1.88% due 11/01/24 (b)	NR†	25,000	36,313
Range Resources Corp.
7.38% due 07/15/13	B	25,000	25,531
Tesoro Corp.
6.25% due 11/01/12	BB+	50,000	50,688
			950,657
Total Energy			1,251,813

Financials — 4.7%
Capital Markets — 0.4%
Lehman Brothers Holdings, Inc.
0.45% due 12/27/13 (b)	A+	50,000	50,700

Commercial Banks — 0.1%
BNP Paribas
6.70% due 12/14/07 (b)(c)	AA	15,000	16,004

Consumer Finance — 1.5%
Ford Motor Credit Co.
7.38% due 10/28/09	B	125,000	124,770

General Motors Acceptance Corp.
7.25% due 03/02/11	BB+	75,000	75,414
			200,184
Diversified Financial Services — 2.7%
Ameripath Intermediate Holdings, Inc.
10.64% due 02/15/14 (c)(e)	B-	25,000	25,000
Hawker Beechcraft Acquisition Co. LLC
8.50% due 04/01/15 (c)	B-	50,000	51,937
Hughes Network Systems LLC
9.50% due 04/15/14	B-	25,000	26,313
Morgan Stanley
1.00% due 03/30/12 (b)(c)	A+	40,000	52,640
PGS Solutions, Inc.
9.63% due 02/15/15 (c)	B-	50,000	50,407
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	101,250
Snoqualmie Entertainment Authority
9.13% due 02/01/15 (c)	B	50,000	51,562
			359,109
Total Financials			625,997

Health Care — 8.7%
Biotechnology — 1.7%
Amgen, Inc.
0.13% due 02/01/11 (b)	A+	25,000	22,844
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB-	75,000	72,750
CV Therapeutics, Inc.
3.25% due 08/16/13 (b)	NR†	50,000	38,000
Genzyme Corp.
1.25% due 12/01/23 (b)	BBB	50,000	51,375
Invitrogen Corp.
3.25% due 06/15/25 (b)	NR†	50,000	49,312
			234,281
Health Care Equipment & Supplies — 1.0%
CDRV Investors, Inc.
0.00% due 01/01/15 (a)	CCC+	100,000	86,000
Advanced Medical Optics, Inc.
7.50% due 05/01/17 (c)	B	50,000	50,375
			136,375
Health Care Providers & Services — 3.9%
AmeriPath, Inc.
10.50% due 04/01/13	B-	100,000	107,000
DaVita, Inc.
7.25% due 03/15/15	B	75,000	75,844
Hanger Orthopedic Group, Inc.
10.25% due 06/01/14	CCC+	25,000	26,562
HCA, Inc.
9.13% due 11/15/14 (c)	BB-	50,000	53,437
6.38% due 01/15/15	B-	75,000	64,031
Manor Care, Inc.
2.13% due 08/01/35 (a)(b)	BBB	50,000	63,500
Select Medical Corp.
7.63% due 02/01/15	CCC+	25,000	22,500
Sun Healthcare Group, Inc.
9.13% due 04/15/15 (c)	CCC+	25,000	25,625
Tenet Healthcare Corp.
9.88% due 07/01/14	CCC+	50,000	50,500

Vanguard Health Holding Co. II LLC
9.00% due 10/01/14	CCC+	25,000	25,313
			514,312
Life Sciences Tools & Services — 0.2%
Millipore Corp.
3.75% due 06/01/26 (b)	NR†	25,000	26,813

Pharmaceuticals — 1.9%
ALZA Corp.
1.43% due 07/28/20 (b)(d)	AAA	75,000	62,062
MGI Pharma, Inc.
1.68% due 03/02/24 (a)(b)	NR†	75,000	52,219
Mylan Laboratories, Inc.
6.38% due 08/15/15	BBB-	50,000	49,375
Warner Chilcott Corp.
8.75% due 02/01/15	B-	32,000	33,360
Wyeth
4.88% due 01/15/24 (e)	A	50,000	53,310
			250,326
Total Health Care			1,162,107

Industrials — 11.7%
Aerospace & Defense — 2.6%
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	101,000
EDO Corp.
4.00% due 11/15/25 (b)	NR†	50,000	50,875
Esterline Technologies Corp.
6.63% due 03/01/17 (c)	BB-	25,000	25,125
L-3 Communications Corp.
6.38% due 10/15/15	BB+	25,000	24,781
3.00% due 08/01/35 (b)	BB+	50,000	53,375
Lockheed Martin Corp.
5.11% due 08/15/33 (b)(e)	BBB+	60,000	83,168
			338,324
Building Products — 0.4%
Associated Materials, Inc.
0.00% due 03/01/14 (a)	CCC	25,000	17,563
NTK Holdings, Inc.
0.00% due 03/01/14 (d)	CCC+	50,000	36,250
			53,813
Commercial Services & Supplies — 2.7%
Aramark Corp.
8.50% due 02/01/15 (c)	B-	25,000	26,000
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	48,625
Clarke American Corp.
11.75% due 12/15/13	B-	25,000	28,875
CRA International, Inc.
2.88% due 06/15/34 (b)	NR†	45,000	65,587
FTI Consulting, Inc.
3.75% due 07/15/12 (b)	B	50,000	64,687
7.75% due 10/01/16	B+	50,000	52,500
Rental Services Corp.
9.50% due 12/01/14 (c)	B-	50,000	53,250
United Rentals North America, Inc.
7.75% due 11/15/13	B	25,000	25,688
			365,212

Construction & Engineering — 0.9%
Fluor Corp.
1.50% due 02/15/24 (b)	BBB+	50,000	81,313
Ply Gem Industries, Inc.
9.00% due 02/15/12	CCC+	50,000	43,375
			124,688
Electrical Components & Equipment — 0.4%
Belden CDT, Inc.
7.00% due 03/15/17 (c)	BB-	50,000	51,001

Electrical Equipment — 1.5%
Baldor Electric Co.
8.63% due 02/15/17	B	50,000	52,875
NXP BV
9.50% due 10/15/15 (c)	B+	75,000	77,437
Roper Industries, Inc.
1.48% due 01/15/34 (a)(b)	BB-	100,000	70,250
			200,562
Industrial Conglomerates — 0.9%
Park-Ohio Industries, Inc.
8.38% due 11/15/14	B-	75,000	73,500
RBS Global, Inc. and Rexnord Corp.
9.50% due 08/01/14	CCC+	50,000	52,000
			125,500
Machinery — 0.6%
Dresser-Rand Group, Inc.
7.38% due 11/01/14	B	22,000	22,440
Gardner Denver, Inc.
8.00% due 05/01/13	B	50,000	52,750
			75,190
Road & Rail — 1.3%
Ashtead Capital, Inc.
9.00% due 08/15/16 (c)	B	25,000	26,625
CSX Corp.
0.00% due 10/30/21 (b)(d)	BBB	100,000	142,625
			169,250
Trading Companies & Distributors — 0.4%
Interline Brands, Inc.
8.13% due 06/15/14	B	50,000	51,625
Total Industrials			1,555,165

Information Technology — 3.7%
Communications Equipment — 0.5%
Comverse Technology, Inc.
0.00% due 05/15/23 (b)(d)	BB-	35,000	43,706
Mastec, Inc.
7.63% due 02/01/17 (c)	B+	25,000	25,313
			69,019
IT Services — 1.0%
Electronic Data Systems Corp.
3.88% due 07/15/23 (b)	BBB-	50,000	52,625
SunGard Data Systems, Inc.
9.13% due 08/15/13	B-	50,000	53,625
10.25% due 08/15/15	B-	25,000	27,281
			133,531

Semiconductors & Semiconductor Equipment — 1.6%
Cypress Semiconductor Corp.
1.00% due 09/15/09 (b)(c)	B-	10,000	10,150
Freescale Semiconductor, Inc.
8.88% due 12/15/14 (c)	B	75,000	75,094
Intel Corp.
2.95% due 12/15/35 (b)	A-	25,000	21,625
LSI Logic Corp.
4.00% due 05/15/10 (b)	B	100,000	107,125
			213,994
Software — 0.6%
Serena Software, Inc.
10.38% due 03/15/16	CCC+	25,000	27,000
Symantec Corp.
0.75% due 06/15/11 (b)	NR†	50,000	53,562
			80,562
Total Information Technology			497,106

Materials — 11.9%
Chemicals — 3.1%
Equistar Chemicals LP
7.55% due 02/15/26	BB-	25,000	24,688
Hercules, Inc.
6.75% due 10/15/29	B+	125,000	125,000
Huntsman International LLC
7.88% due 11/15/14 (c)	B	50,000	51,687
Huntsman LLC
11.50% due 07/15/12	B	27,000	30,172
Lyondell Chemical Co.
8.00% due 09/15/14	B+	50,000	52,375
MacDermid, Inc.
9.50% due 04/15/17 (c)	CCC+	25,000	25,625
Mosaic Global Holdings, Inc.
7.30% due 01/15/28	B+	50,000	46,750
Rhodia SA
8.88% due 06/01/11	B-	32,000	33,360
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	B-	30,000	30,450
			420,107
Containers & Packaging — 4.3%
Berry Plastics Holdings Corp.
8.88% due 09/15/14	CCC+	75,000	76,688
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	141,750
Graphic Packaging International Corp.
9.50% due 08/15/13	B-	75,000	79,781
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13	CCC+	65,000	63,050
Owens-Brockway Glass Container, Inc.
8.88% due 02/15/09	BB-	132,000	134,640
7.75% due 05/15/11	BB-	50,000	51,625
Solo Cup Co.
8.50% due 02/15/14	CCC-	25,000	21,281
			568,815
Metals & Mining — 1.8%
AK Steel Corp.
7.75% due 06/15/12	B+	30,000	30,488
Aleris International, Inc.
10.00% due 12/15/16 (c)	B-	45,000	47,025

Allegheny Ludlum Corp.
6.95% due 12/15/25	BB-	50,000	51,500
Freeport-McMoran Copper & Gold , Inc.
8.25% due 04/01/15	B+	50,000	53,812
Novelis, Inc.
7.25% due 02/15/15	B	50,000	52,875
			235,700
Paper & Forest Products — 2.7%
Abitibi-Consolidated, Inc.
8.55% due 08/01/10	B+	60,000	60,750
Bowater, Inc.
9.50% due 10/15/12	B+	50,000	51,000
6.50% due 06/15/13	B+	50,000	45,125
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	150,000	149,250
Catalyst Paper Corp.
7.38% due 03/01/14	B+	25,000	24,188
Tembec Industries, Inc.
7.75% due 03/15/12	CCC-	50,000	30,375
			360,688
Total Materials			1,585,310

Telecommunication Services — 7.2%
Diversified Telecommunication Services — 3.8%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	100,000	102,250
Nordic Telephone Co. Holdings
8.88% due 05/01/16 (c)	B	75,000	80,250
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B+	200,000	208,500
Qwest Communications International, Inc.
3.50% due 11/15/25 (b)	B+	20,000	33,075
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	75,000	73,687
			497,762
Telecommunications Equipment — 0.2%
Hellas Telecommunications Luxembourg II
11.12% due 01/15/15 (c)(e)	CCC+	25,000	25,688

Wireless Telecommunication Services — 3.2%
Centennial Communications Corp.
10.00% due 01/01/13	CCC	50,000	53,937
Dobson Communications Corp.
8.88% due 10/01/13	CCC	75,000	77,250
Intelsat Subsidiary Holdings Co., Ltd.
8.25% due 01/15/13	B+	25,000	26,062
Nextel Communications, Inc.
7.38% due 08/01/15	BBB	60,000	62,058
Nextel Partners, Inc.
8.13% due 07/01/11	BBB	100,000	104,453
Rogers Wireless, Inc.
7.25% due 12/15/12	BB+	25,000	26,719
Rural Cellular Corp.
9.75% due 01/15/10	CCC	75,000	77,250
			427,729
Total Telecommunication Services			951,179

U.S. Government Securities — 7.6%
U..S. Government Agencies — 7.6%
Federal National Mortgage Assn.
6.00% due 01/01/33	AAA	35,861	36,312
6.00% due 03/01/33	AAA	193,585	196,020
6.00% due 05/01/33	AAA	219,965	222,731
6.00% due 04/01/35	AAA	73,624	74,366
6.50% due 05/01/35	AAA	57,080	58,510
6.50% due 02/01/36	AAA	137,965	140,827
6.00% due 03/01/36	AAA	91,254	91,932
6.50% due 06/01/36	AAA	82,560	84,222
6.00% due 04/25/37 TBA	AAA	100,000	100,719
Total U.S. Government Securities			1,005,639

Utilities — 6.6%
Electric Utilities — 4.2%
Duke Energy Corp.
5.38% due 01/01/09	BBB	100,000	100,250
Edison Mission Energy
7.75% due 06/15/16	BB-	100,000	104,250
Midwest Generation LLC
8.75% due 05/01/34	B+	100,000	108,500
Nevada Power Co.
5.88% due 01/15/15	BB+	100,000	100,827
Virginia Electric & Power Co.
4.50% due 12/15/10	BBB	150,000	146,676
			560,503
Gas Utilities — 0.4%
MarkWest Energy Partners LP
6.88% due 11/01/14	B	30,000	29,100
8.50% due 07/15/16	B	25,000	26,063
			55,163
Independent Power Producers & Energy Traders — 1.4%
Mirant Americas Generation, Inc.
9.13% due 05/01/31	B-	100,000	106,500
Mirant North America LLC
7.38% due 12/31/13	B-	25,000	25,625
NRG Energy, Inc.
7.38% due 02/01/16	B-	50,000	51,375
			183,500
Multi-Utilities — 0.6%
Dynegy Holdings, Inc.
8.38% due 05/01/16	B-	75,000	78,000
Total Utilities			877,166

Total Fixed Income Investments (Cost—$11,795,512)			12,108,241

		Shares
Convertible Preferred Stocks — 5.3%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Ford Motor Co. Capital Trust II		1,000	35,760

Energy — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Chesapeake Energy Corp.		350	34,940
El Paso Corp.		50	63,394
Total Energy			98,334

Financials — 0.9%
Commercial Banks — 0.6%
Marshall & Ilsley Corp.	3,000	78,390

Diversified Financial Services — 0.3%
Morgan Stanley (c)	1,150	39,159
Total Financials		117,549

Health Care — 0.8%
Pharmaceuticals — 0.8%
Schering-Plough Corp.	1,800	105,930

Utilities — 2.6%
Electric Utilities — 1.4%
PNM Resources, Inc.	3,500	188,930

Multi-Utilities & Unregulated Power — 1.2%
CMS Energy Corp.	1,000	93,375
Williams Holdings of Delaware	500	66,750
		160,125
Total Utilities		349,055

Total Convertible Preferred Stocks (Cost—$643,342)		706,628

Common Stocks — 0.8%
Consumer Staples — 0.5%
Beverages — 0.5%
Constellations Brands, Inc. *	2,927	61,994

Information Technology — 0.3%
Communications Equipment — 0.2%
Avaya, Inc. *	2,808	33,162

Semiconductors & Semiconductor Equipment — 0.1%
Cypress Semiconductor Corp. *	827	15,341
Total Information Technology		48,503

Total Common Stocks (Cost—$118,974)		110,497

	Principal Amount
Short-Term Securities — 3.8%
Discount Note — 3.8%
Federal Home Loan Mortgage Corp.
4.97% due 04/02/07 (d)	$502,000	501,862

Repurchase Agreement ** — 0.0%
Nomura Securities International, Inc., 5.08%, dated 03/30/07, due 04/02/07, total to be received $1,358	1,357	1,357

Total Short-Term Securities (Cost—$503,288)		503,219

Total Investments — 101.0% (Cost — $13,061,116)	13,428,585
Other Liabilities in Excess of Assets — (1.0)%	(126,768)
Net Assets — 100.0%	$13,301,817

†             Not rated by Standard & Poor’s Corporation or Moody’s Investor Service, Inc.

*            Non-income producing security.

**     The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)  Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007.

(b)  Convertible bond.

(c)   Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d)  Zero coupon security - rate disclosed is yield as of March 31, 2007.

(e)   Floating / Variable rate bond.  Rate disclosed is as of March 31, 2007.

Glossary:

PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

TBA — Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust

Notes to Schedules of Investments (Unaudited)

Valuation of investments—Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day; if no official closing is available, securities traded on a U.S. exchange or NASDAQ are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. . Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust.. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the J.P. Morgan Investor Services Co. (the “Administrator”) if those prices are considered by the Administrator to be representative of market values as of the close of business of the New York Stock Exchange (the “NYSE”) pursuant to procedures established by and under the supervision of the board of trustees; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the Administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the NYSE. Occasionally, events affecting the values of such securities may occur during such times. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees

Furthermore, in accordance with procedures adopted by the Trustees, the Roszel/JPMorgan International Equity Portfolio applies fair value pricing on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

Short Sales—Roszel/JPMorgan Multi-Cap Market Neutral Portfolio enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If the Portfolio shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. The Portfolio will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Portfolio. The Portfolio designates collateral consisting of liquid assets sufficient to collateralize the market value of short positions.

As of March 31, 2007, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$6,915,754	$1,389,256	$(101,549)	$1,287,707
Roszel/Davis Large Cap Value Portfolio	2,271,242	234,259	(18,284)	215,975
Roszel/BlackRock Relative Value Portfolio	9,182,702	2,149,503	(167,583)	1,981,920
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,286,191	140,067	(15,140)	124,927
Roszel/AllianceBernstein Large Cap Core Portfolio	1,201,851	120,733	(36,307)	84,426
Roszel/Loomis Sayles Large Cap Growth Portfolio	816,243	73,007	(11,818)	61,189
Roszel/Rittenhouse Large Cap Growth Portfolio	6,874,894	732,547	(212,882)	519,665
Roszel/Marsico Large Cap Growth Portfolio	32,374,235	693,936	(33,063)	660,873
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio	2,100,843	376,190	(19,063)	357,127
Roszel/Cadence Mid Cap Growth Portfolio (Formerly Roszel/Franklin Mid Cap Growth Portfolio)	2,078,939	42,494	(700)	41,794
Roszel/NWQ Small Cap Value Portfolio	4,127,993	1,033,880	(285,120)	748,760
Roszel/Delaware Small-Mid Cap Growth Portfolio	1,993,478	570,177	(95,588)	474,589
Roszel/Lazard International Portfolio	3,952,272	1,173,679	(44,793)	1,128,886
Roszel/JPMorgan International Equity Portfolio (Formerly Roszel/William Blair International Portfolio)	3,289,671	180,707	(83,831)	96,876
Roszel/Lord Abbett Government Securities Portfolio	7,892,580	57,646	(22,495)	35,151
Roszel/BlackRock Fixed-Income Portfolio	10,451,519	8,313	(184,302)	(175,989)
Roszel/Lord Abbett Affiliated Portfolio	53,890,933	6,302,977	(543,245)	5,759,732
Roszel/Allianz CCM Capital Appreciation Portfolio	146,365,872	18,175,492	(2,070,070)	16,105,422
Roszel/Lord Abbett Mid Cap Value Portfolio	117,547,748	36,779,954	(2,186,421)	34,593,533
Roszel/Seligman Mid Cap Growth Portfolio	47,397,543	4,890,333	(860,109)	4,030,224
Roszel/Allianz NFJ Small Cap Value Portfolio	90,912,850	26,482,480	(2,322,065)	24,160,415
Roszel/JPMorgan Small Cap Growth Portfolio	67,095,871	12,169,715	(3,718,302)	8,451,413
Roszel/Delaware Trend Portfolio	30,160,795	7,069,565	(1,402,726)	5,666,839
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio	18,046,260	1,817,979	(390,058)	1,427,921
Roszel/Lord Abbett Bond Debenture Portfolio	13,061,116	577,392	(209,923)	367,469

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
May 16, 2007

By:	/s/ Ann Strootman
Ann Strootman
Treasurer and Chief Financial Officer
May 16, 2007